UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2012

Equity

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Fixed Income

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2012 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

ASSETS
Securities, at cost	$64,102,025	$283,196,436		$216,239,377	$195,419,615
Affiliate securities, at cost	26,022	—		—	—

Securities, at value	68,717,684	293,555,613		219,682,600	200,364,849
Affiliate securities, at value	29,696	—		—	—
Cash	813,057	172,914		328,328	100,550
Foreign cash	—	1,122,890	†	—	—
Restricted cash	—	838,038		—	—
Unrealized appreciation on futures contracts	—	10,756		—	—
Receivables:
Dividends and interest	44,349	548,801		719,872	756,386
Investment adviser	4,196	11,075		8,318	7,231
Securities sold	57,345	—		14,222,975	22,791,201

Total Assets	69,666,327	296,260,087		234,962,093	224,020,217

LIABILITIES
Payables:
Deferred compensation (Note 7)	857	3,802		2,722	2,620
Investment advisory fees	14,629	108,441		33,853	31,661
Trustee fees (Note 7)	3,339	7,273		5,596	4,611
Securities purchased	35,224	275,572		14,364,229	22,742,536
Variation margin	5,120	—		—	—
Due to Authorized Participant	—	645,702		—	—
Other	9,000	21,000		—	—

Total Liabilities	68,169	1,061,790		14,406,400	22,781,428

Net Assets	$69,598,158	$295,198,297		$220,555,693	$201,238,789

NET ASSETS CONSIST OF:
Paid-in capital	$64,603,114	$284,671,853		$216,538,185	$194,194,408
Undistributed (accumulated) net investment income	243,459	1,423,293		181,848	375,235
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	109,915	(1,292,213)		392,437	1,723,912
Net unrealized appreciation on:
Investments	4,619,333	10,359,177		3,443,223	4,945,234
Futures contracts	22,337	10,756		—	—
Foreign currency and foreign currency translations	—	25,431		—	—

Net Assets	$69,598,158	$295,198,297		$220,555,693	$201,238,789

Shares Outstanding	1,200,001	8,450,001		8,654,000	7,750,001
Net Asset Value	$58.00	$34.93		$25.49	$25.97

†	Cost of $1,098,701.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

Statements of Operations

For the six months ended April 30, 2012 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

INVESTMENT INCOME
Dividend income	$344,326	$2,371,109	$—	$—
Dividend income received from affiliate	167	—	—	—
Interest income	13	13	348,685	542,870
Foreign withholding tax on dividends	—	(123,058)	—	—

Total Investment Income	344,506	2,248,064	348,685	542,870

EXPENSES
Investment advisory fees	50,947	483,011	166,831	163,966
Trustee fees (Note 7)	4,049	35,655	28,049	28,067

Total Gross Expenses Before Fees Reimbursed	54,996	518,666	194,880	192,033

Less:
Trustee fees reimbursed (Note 7)	(4,049)	(35,655)	(28,049)	(28,067)

Total Net Expenses	50,947	483,011	166,831	163,966

Net Investment Income	293,559	1,765,053	181,854	378,904

NET REALIZED GAIN (LOSS) ON:
Investments in securities	42,157	(1,283,310)	176,462	1,147,876
In-kind redemptions of investments	—	—	215,976	576,042
Futures contracts	87,921	53,620	—	—
Foreign currency transactions	—	(18,681)	—	—

Net Realized Gain (Loss)	130,078	(1,248,371)	392,438	1,723,918

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	4,156,493	1,067,197	2,363,028	4,124,595
Futures contracts	4,471	(9,527)	—	—
Forward foreign currency contracts	—	6,410	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	15,323	—	—

Net Change in Unrealized Appreciation	4,160,964	1,079,403	2,363,028	4,124,595

Net Realized and Unrealized Gain (Loss)	4,291,042	(168,968)	2,755,466	5,848,513

Net Increase in Net Assets Resulting from Operations	$4,584,601	$1,596,085	$2,937,320	$6,227,417

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Global Upstream Natural Resources Index Fund
	Six months ended April 30, 2012 (Unaudited)	September 16, 2011* through October 31, 2011	Six months ended April 30, 2012 (Unaudited)	September 16, 2011* through October 31, 2011

OPERATIONS
Net investment income	$293,559	$9,428	$1,765,053	$62,360
Net realized gain (loss)	130,078	(20,208)	(1,248,371)	(45,842)
Net change in unrealized appreciation	4,160,964	480,706	1,079,403	9,315,961

Net Increase in Net Assets
Resulting from Operations	4,584,601	469,926	1,596,085	9,332,479

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(59,483)	—	(402,120)	—
Net realized gain	—	—	—	—

Total distributions	(59,483)	—	(402,120)	—

CAPITAL TRANSACTIONS
Proceeds from shares issued	57,312,510	2,290,554	190,736,308	90,435,510
Cost of shares redeemed	—	—	—	—

Net Increase from Capital Transactions	57,312,510	2,290,554	190,736,308	90,435,510

Total Increase in Net Assets	61,837,628	2,760,480	191,930,273	99,767,989

NET ASSETS
Beginning of period	$7,760,530	$5,000,050	$103,268,024	$3,500,035

End of Period	$69,598,158	$7,760,530	$295,198,297	$103,268,024

Undistributed (accumulated) net investment income included in end of period net assets	$243,459	$9,383	$1,423,293	$60,360

SHARE TRANSACTIONS
Beginning of period	150,001	100,001	2,950,001	100,001
Shares issued	—	—	—	—
Shares issued in-kind	1,050,000	50,000	5,500,000	2,850,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	1,200,001	150,001	8,450,001	2,950,001

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six months ended April 30, 2012 (Unaudited)	September 19, 2011* through October 31, 2011	Six months ended April 30, 2012 (Unaudited)	September 19, 2011* through October 31, 2011

OPERATIONS
Net investment income	$181,854	$197,712	$378,904	$238,042
Net realized gain (loss)	392,438	198,118	1,723,918	56,243
Net change in unrealized appreciation	2,363,028	1,080,195	4,124,595	820,639

Net Increase in Net Assets
Resulting from Operations	2,937,320	1,476,025	6,227,417	1,114,924

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(197,718)	—	(241,711)	—
Net realized gain	(198,119)	—	(56,249)	—

Total distributions	(395,837)	—	(297,960)	—

CAPITAL TRANSACTIONS
Proceeds from shares issued	88,472,290	136,835,766	72,944,885	141,579,302
Cost of shares redeemed	(11,369,871)	—	(22,829,804)	—

Net Increase from Capital Transactions	77,102,419	136,835,766	50,115,081	141,579,302

Total Increase in Net Assets	79,643,902	138,311,791	56,044,538	142,694,226

NET ASSETS
Beginning of period	$140,911,791	$2,600,000	$145,194,251	$2,500,025

End of Period	$220,555,693	$140,911,791	$201,238,789	$145,194,251

Undistributed (accumulated) net investment income included in end of period net assets	$181,848	$197,712	$375,235	$238,042

SHARE TRANSACTIONS
Beginning of period	5,604,000	104,000	5,800,001	100,001
Shares issued	300,000	—	—	—
Shares issued in-kind	3,200,000	5,500,000	2,850,000	5,700,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(450,000)	—	(900,000)	—

Shares Outstanding, End of Period	8,654,000	5,604,000	7,750,001	5,800,001

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net Asset Value, beginning of period	Net Investment Income(a)	Net Realized and Unrealized Gain(Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Six months ended April 30, 2012 (Unaudited)	$51.74	$0.43	$5.95		$6.38	$(0.12)	$—	$(0.12)
For the period 09/16/11*-10/31/11	50.00	0.07	1.67		1.74	—	—	—

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Six months ended April 30, 2012 (Unaudited)	35.01	0.30	(0.29)		0.01	(0.09)	—	(0.09)
For the period 09/16/11*-10/31/11	35.00	0.03	(0.02	)(g)	0.01	—	—	—

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Six months ended April 30, 2012 (Unaudited)	25.14	0.03	0.39		0.42	(0.04)	(0.03)	(0.07)
For the period 09/19/11*-10/31/11	25.00	0.06	0.08		0.14	—	—	—

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Six months ended April 30, 2012 (Unaudited)	25.03	0.06	0.93		0.99	(0.04)	(0.01)	(0.05)
For the period 09/19/11*-10/31/11	25.00	0.07	(0.04	)(g)	0.03	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net Investment Income before reimbursements	Net investment income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$58.00	12.36%	12.45%	0.29%	0.27%	1.53%	1.55%	3%	$69,598
51.74	3.48	3.56	0.49	0.27	1.02	1.24	1	7,761

34.93	0.04	1.05	0.51	0.48	1.72	1.75	7	295,198
35.01	0.03	(0.57)	0.77	0.48	0.53	0.82	1	103,268

25.49	1.67	1.63	0.23	0.20	0.19	0.22	28	220,556
25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

25.97	3.97	3.60	0.23	0.20	0.43	0.46	43	201,239
25.03	0.12	0.56	0.50	0.20	2.03	2.34	10	145,194

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund April 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS – 98.7%
Aerospace & Defense – 1.9%
AAR Corp.	1,440	$22,248
Aerovironment, Inc.*	264	6,421
Alliant Techsystems, Inc.	1,200	63,960
American Science & Engineering, Inc.	144	9,405
Astronics Corp.*	144	4,572
BE Aerospace, Inc.*	264	12,416
The Boeing Co.	1,920	147,456
Ceradyne, Inc.	840	21,269
Cubic Corp.	240	11,095
Curtiss-Wright Corp.	1,704	60,134
DigitalGlobe, Inc.*	528	6,479
Ducommun, Inc.*	384	4,531
Esterline Technologies Corp.*	1,104	75,613
GenCorp, Inc.*	816	5,606
General Dynamics Corp.	672	45,360
GeoEye, Inc.*	264	6,051
Goodrich Corp.	360	45,166
HEICO Corp.	240	9,677
HEICO Corp., Class A	420	13,537
Hexcel Corp.*	1,488	40,741
Honeywell International, Inc.	2,064	125,202
The KEYW Holding Corp.*	240	2,256
Kratos Defense & Security Solutions, Inc.*	1,248	6,926
L-3 Communications Holdings, Inc.	240	17,650
LMI Aerospace, Inc.*	360	6,584
Lockheed Martin Corp.	600	54,324
Moog, Inc., Class A*	624	26,377
National Presto Industries, Inc.	168	12,385
Northrop Grumman Corp.	576	36,449
Orbital Sciences Corp.*	888	11,153
Precision Castparts Corp.	408	71,959
Raytheon Co.	792	42,879
Rockwell Collins, Inc.	456	25,486
Spirit Aerosystems Holdings, Inc., Class A*	264	6,600
Taser International, Inc.*	960	4,416
Teledyne Technologies, Inc.*	552	35,670
Textron, Inc.	792	21,099

	Shares	Value

Aerospace & Defense – (continued)
TransDigm Group, Inc.*	144	$18,161
Triumph Group, Inc.	120	7,538
United Technologies Corp.	2,280	186,139
		1,330,990
Air Freight & Logistics – 0.6%
Air Transport Services Group, Inc.*	2,040	10,812
Atlas Air Worldwide Holdings, Inc.*	960	44,208
C.H. Robinson Worldwide, Inc.	480	28,675
Echo Global Logistics, Inc.*	216	3,679
Expeditors International of Washington, Inc.	624	24,960
FedEx Corp.	864	76,240
Forward Air Corp.	432	14,593
Hub Group, Inc., Class A*	552	19,320
Pacer International, Inc.*	528	3,173
Park-Ohio Holdings Corp.*	312	6,736
United Parcel Service, Inc., Class B	2,136	166,907
UTi Worldwide, Inc.	1,512	25,205
		424,508
Airlines – 0.3%
Alaska Air Group, Inc.*	2,640	89,232
Allegiant Travel Co.*	216	12,692
Delta Air Lines, Inc.*	1,896	20,780
Hawaiian Holdings, Inc.*	1,824	10,324
JetBlue Airways Corp.*	3,744	17,784
Republic Airways Holdings, Inc.*	1,632	8,307
SkyWest, Inc.	768	6,904
Southwest Airlines Co.	1,800	14,904
Spirit Airlines, Inc.*	528	12,683
United Continental Holdings, Inc.*	744	16,308
US Airways Group, Inc.*	2,472	25,363
		235,281
Auto Components – 0.6%
American Axle & Manufacturing Holdings, Inc.*	2,400	23,256
Amerigon, Inc.*	336	4,805
BorgWarner, Inc.*	312	24,661
Cooper Tire & Rubber Co.	2,256	33,727

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Auto Components – (continued)
Dana Holding Corp.	5,304	$77,545
Dorman Products, Inc.*	192	9,174
Drew Industries, Inc.*	288	8,577
Exide Technologies*	2,832	8,156
Federal-Mogul Corp.*	912	11,792
Fuel Systems Solutions, Inc.*	240	5,628
Gentex Corp.	408	8,964
The Goodyear Tire & Rubber Co.*	720	7,906
Johnson Controls, Inc.	1,968	62,917
Lear Corp.	240	9,960
Modine Manufacturing Co.*	696	5,498
Spartan Motors, Inc.	504	2,192
Standard Motor Products, Inc.	744	11,212
Stoneridge, Inc.*	384	3,310
Superior Industries International, Inc.	864	14,783
Tenneco, Inc.*	2,184	67,333
Tower International, Inc.*	96	1,021
TRW Automotive Holdings Corp.*	240	10,970
Visteon Corp.*	144	7,224
		420,611
Automobiles – 0.3%
Ford Motor Co.	8,376	94,481
General Motors Co.*	1,368	31,464
Harley-Davidson, Inc.	696	36,422
Tesla Motors, Inc.*	168	5,566
Thor Industries, Inc.	1,728	58,458
Winnebago Industries, Inc.*	456	4,446
		230,837
Beverages – 1.4%
Beam, Inc.	456	25,891
The Boston Beer Co., Inc., Class A*	144	14,878
Brown-Forman Corp., Class A	72	6,056
Brown-Forman Corp., Class B	264	22,796
Central European Distribution Corp.*	2,376	11,595
Coca-Cola Bottling Co. Consolidated	72	4,619
The Coca-Cola Co.	6,096	465,247

	Shares	Value

Beverages – (continued)
Coca-Cola Enterprises, Inc.	936	$28,192
Constellation Brands, Inc., Class A*	408	8,813
Dr Pepper Snapple Group, Inc.	624	25,322
Molson Coors Brewing Co., Class B	360	14,969
Monster Beverage Corp.*	432	28,063
National Beverage Corp.*	144	2,140
PepsiCo, Inc.	4,632	305,712
Primo Water Corp.*	312	468
		964,761
Biotechnology – 2.1%
Achillion Pharmaceuticals, Inc.*	696	4,628
Acorda Therapeutics, Inc.*	600	15,144
Affymax, Inc.*	528	6,922
Alexion Pharmaceuticals, Inc.*	528	47,689
Alkermes PLC*	1,416	24,497
Allos Therapeutics, Inc.*	792	1,442
Alnylam Pharmaceuticals, Inc.*	552	6,287
AMAG Pharmaceuticals, Inc.*	312	4,886
Amgen, Inc.	2,664	189,437
Amylin Pharmaceuticals, Inc.*	1,992	51,613
Ardea Biosciences, Inc.*	264	8,411
Arena Pharmaceuticals, Inc.*	2,712	6,617
Ariad Pharmaceuticals, Inc.*	2,400	39,120
Arqule, Inc.*	816	5,753
Array BioPharma, Inc.*	1,464	5,109
Astex Pharmaceuticals*	1,872	3,295
AVEO Pharmaceuticals, Inc.*	648	7,452
AVI BioPharma, Inc.*	2,544	2,123
BioCryst Pharmaceuticals, Inc.*	792	2,867
Biogen Idec, Inc.*	696	93,271
BioMarin Pharmaceutical, Inc.*	312	10,826
Biosante Pharmaceuticals, Inc.*	1,512	832
Biotime, Inc.*	384	1,455
Celgene Corp.*	1,320	96,254
Cell Therapeutics, Inc.*	2,856	3,170
Celldex Therapeutics, Inc.*	1,056	4,815
Cepheid, Inc.*	1,080	41,483
Chelsea Therapeutics International Ltd.*	768	1,628
Codexis, Inc.*	288	1,043

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Biotechnology – (continued)
Cubist Pharmaceuticals, Inc.*	912	$38,559
Curis, Inc.*	1,152	5,518
Cytori Therapeutics, Inc.*	744	1,763
Dendreon Corp.*	2,352	27,401
Dyax Corp.*	1,992	3,247
Dynavax Technologies Corp.*	1,392	6,974
Emergent Biosolutions, Inc.*	360	5,062
Enzon Pharmaceuticals, Inc.*	552	3,439
Exact Sciences Corp.*	792	8,530
Exelixis, Inc.*	2,448	11,750
Genomic Health, Inc.*	312	8,942
Geron Corp.*	1,968	3,306
Gilead Sciences, Inc.*	2,232	116,086
Halozyme Therapeutics, Inc.*	1,296	10,485
Human Genome Sciences, Inc.*	3,648	53,662
Idenix Pharmaceuticals, Inc.*	936	8,209
Immunogen, Inc.*	1,128	14,382
Immunomedics, Inc.*	1,008	3,619
Incyte Corp. Ltd.*	1,488	33,748
Infinity Pharmaceuticals, Inc.*	408	5,508
InterMune, Inc.*	912	9,521
Ironwood Pharmaceuticals, Inc.*	1,248	16,486
Isis Pharmaceuticals, Inc.*	1,416	11,328
Keryx Biopharmaceuticals, Inc.*	1,056	1,669
Lexicon Pharmaceuticals, Inc.*	2,544	4,121
Ligand Pharmaceuticals, Inc., Class B*	408	5,512
MannKind Corp.*	816	1,836
Maxygen, Inc.*	264	1,492
Medivation, Inc.*	528	42,705
Metabolix, Inc.*	504	1,366
Momenta Pharmaceuticals, Inc.*	1,680	26,678
Myriad Genetics, Inc.*	1,296	33,709
Neurocrine Biosciences, Inc.*	840	6,241
Novavax, Inc.*	1,464	1,991
NPS Pharmaceuticals, Inc.*	1,296	9,279
Oncothyreon, Inc.*	744	3,192
Onyx Pharmaceuticals, Inc.*	216	9,830
Opko Health, Inc.*	2,328	11,058
PDL BioPharma, Inc.	5,088	32,004

	Shares	Value

Biotechnology – (continued)
Pharmacyclics, Inc.*	888	$24,473
Progenics Pharmaceuticals, Inc.*	480	5,275
Regeneron Pharmaceuticals, Inc.*	216	29,216
Rigel Pharmaceuticals, Inc.*	1,056	8,163
Sangamo Biosciences, Inc.*	936	4,352
Savient Pharmaceuticals, Inc.*	1,056	2,503
Sciclone Pharmaceuticals, Inc.*	720	4,313
Seattle Genetics, Inc.*	360	7,117
SIGA Technologies, Inc.*	600	1,980
Spectrum Pharmaceuticals, Inc.*	792	8,419
Synta Pharmaceuticals Corp.*	504	2,192
Targacept, Inc.*	408	1,938
Theravance, Inc.*	1,176	25,449
United Therapeutics Corp.*	144	6,300
Vanda Pharmaceuticals, Inc.*	432	1,914
Vertex Pharmaceuticals, Inc.*	648	24,935
Vical, Inc.*	1,008	3,145
Zalicus, Inc.*	1,176	1,235
ZIOPHARM Oncology, Inc.*	888	4,227
		1,455,423
Building Products – 0.3%
A.O. Smith Corp.	576	27,418
AAON, Inc.	312	6,365
Ameresco, Inc., Class A*	288	3,511
Apogee Enterprises, Inc.	432	6,635
Armstrong World Industries, Inc.	336	14,797
Gibraltar Industries, Inc.*	456	6,165
Griffon Corp.	816	8,087
Insteel Industries, Inc.	264	3,002
Lennox International, Inc.	768	33,331
Masco Corp.	1,056	13,918
NCI Building Systems, Inc.*	312	3,741
Owens Corning*	336	11,542
Quanex Building Products Corp.	552	10,173
Simpson Manufacturing Co., Inc.	600	18,618
Trex Co., Inc.*	216	6,912
Universal Forest Products, Inc.	288	10,771
USG Corp.*	984	17,761
		202,747

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Capital Markets – 1.6%
Affiliated Managers Group, Inc.*	144	$16,361
Ameriprise Financial, Inc.	528	28,623
Arlington Asset Investment Corp., Class A	264	6,207
Artio Global Investors, Inc.	1,152	4,170
The Bank of New York Mellon Corp.	2,712	64,139
BGC Partners, Inc., Class A	3,192	22,248
BlackRock, Inc.	288	55,175
Calamos Asset Management, Inc., Class A	720	9,302
The Charles Schwab Corp.	2,976	42,557
Cohen & Steers, Inc.	336	11,841
Cowen Group, Inc., Class A*	3,000	7,560
Diamond Hill Investment Group, Inc.	48	3,643
Duff & Phelps Corp., Class A	1,272	20,225
E*TRADE Financial Corp.*	744	7,909
Eaton Vance Corp.	336	8,837
Epoch Holding Corp.	288	7,776
Evercore Partners, Inc., Class A	408	10,783
Federated Investors, Inc., Class B	1,608	35,505
Financial Engines, Inc.*	624	14,252
Franklin Resources, Inc.	432	54,220
FXCM, Inc., Class A	648	7,504
GAMCO Investors, Inc., Class A	72	3,244
GFI Group, Inc.	2,400	7,920
Gleacher & Co., Inc.*	2,640	2,746
The Goldman Sachs Group, Inc.	960	110,544
Greenhill & Co., Inc.	432	16,783
HFF, Inc., Class A*	528	8,628
ICG Group, Inc.*	552	5,233
INTL FCStone, Inc.*	216	4,644
Invesco Ltd.	1,296	32,193
Investment Technology Group, Inc.*	1,488	15,178
Janus Capital Group, Inc.	6,768	51,301
Jefferies Group, Inc.	408	6,499
KBW, Inc.	456	7,770
Knight Capital Group, Inc., Class A*	3,552	46,673
Ladenburg Thalmann Financial Services, Inc.*	1,872	3,089
Legg Mason, Inc.	408	10,637

	Shares	Value

Capital Markets – (continued)
LPL Investment Holdings, Inc.*	120	$4,307
Medallion Financial Corp.	264	2,885
Morgan Stanley	2,952	51,011
Northern Trust Corp.‡	624	29,696
Oppenheimer Holdings, Inc., Class A	408	6,960
Piper Jaffray Cos.*	696	16,878
Raymond James Financial, Inc.	216	7,910
Safeguard Scientifics, Inc.*	720	11,779
SEI Investments Co.	432	8,722
State Street Corp.	1,464	67,666
Stifel Financial Corp.*	816	29,719
SWS Group, Inc.	1,176	6,633
T Rowe Price Group, Inc.	744	46,958
TD Ameritrade Holding Corp.	648	12,176
Virtus Investment Partners, Inc.*	96	8,102
Waddell & Reed Financial, Inc., Class A	240	7,675
Walter Investment Management Corp.	432	8,739
		1,099,735
Chemicals – 2.9%
A Schulman, Inc.	1,152	28,351
Air Products & Chemicals, Inc.	600	51,294
Airgas, Inc.	216	19,794
Albemarle Corp.	288	18,806
American Vanguard Corp.	384	9,600
Ashland, Inc.	168	11,066
Balchem Corp.	456	13,178
Cabot Corp.	2,160	93,161
Calgon Carbon Corp.*	888	12,290
Celanese Corp.	360	17,446
CF Industries Holdings, Inc.	168	32,434
Chemtura Corp.*	3,480	59,230
Cytec Industries, Inc.	1,776	112,900
The Dow Chemical Co.	2,688	91,069
E.I. du Pont de Nemours & Co.	2,736	146,267
Eastman Chemical Co.	336	18,134
Ecolab, Inc.	888	56,557
Ferro Corp.*	3,144	16,317

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Chemicals – (continued)
Flotek Industries, Inc.*	768	$10,476
FMC Corp.	216	23,857
FutureFuel Corp.	264	2,598
Georgia Gulf Corp.*	1,224	43,391
Hawkins, Inc.	144	5,001
HB Fuller Co.	1,824	60,010
Huntsman Corp.	456	6,457
Innophos Holdings, Inc.	816	40,123
International Flavors & Fragrances, Inc.	264	15,895
Intrepid Potash, Inc.*	792	19,681
KMG Chemicals, Inc.	288	4,965
Koppers Holdings, Inc.	768	29,860
Kraton Performance Polymers, Inc.*	1,152	29,952
Kronos Worldwide, Inc.	72	1,709
Landec Corp.*	528	3,400
LSB Industries, Inc.*	288	9,769
Minerals Technologies, Inc.	288	19,325
Monsanto Co.	1,560	118,841
The Mosaic Co.	864	45,636
NewMarket Corp.	24	5,357
Olin Corp.	2,544	53,322
OM Group, Inc.*	1,200	28,944
Omnova Solutions, Inc.*	1,680	13,171
PolyOne Corp.	3,264	45,239
PPG Industries, Inc.	480	50,515
Praxair, Inc.	888	102,742
Quaker Chemical Corp.	480	20,832
Rockwood Holdings, Inc.*	216	11,953
RPM International, Inc.	360	9,565
The Scotts Miracle-Gro Co., Class A	144	7,546
Senomyx, Inc.*	600	1,314
Sensient Technologies Corp.	1,824	67,762
The Sherwin-Williams Co.	216	25,980
Sigma-Aldrich Corp.	312	22,121
Solutia, Inc.	4,464	126,510
Spartech Corp.*	504	2,460
Stepan Co.	288	26,168
TPC Group, Inc.*	528	22,165
Tredegar Corp.	408	7,079

	Shares	Value

Chemicals – (continued)
Valhi, Inc.	24	$1,297
Valspar Corp.	240	12,276
W.R. Grace & Co.*	144	8,584
Westlake Chemical Corp.	72	4,604
Zep, Inc.	360	5,130
Zoltek Cos., Inc.*	456	5,030
		1,986,506
Commercial Banks – 4.9%
1st Source Corp.	264	5,990
Ameris Bancorp*	936	11,606
Arrow Financial Corp.	168	4,022
Associated Banc-Corp	2,592	34,551
Bancfirst Corp.	264	11,009
Bancorp Inc./DE*	504	5,176
BancorpSouth, Inc.	1,176	15,841
Bank of Hawaii Corp.	1,728	84,482
Bank of Marin Bancorp	216	8,007
Bank of the Ozarks, Inc.	984	30,406
Banner Corp.	624	13,697
BB&T Corp.	2,016	64,593
BBCN Bancorp, Inc.*	1,032	11,331
BOK Financial Corp.	48	2,737
Boston Private Financial Holdings, Inc.	1,176	10,960
Bryn Mawr Bank Corp.	408	8,768
CapitalSource, Inc.	4,128	26,626
Cardinal Financial Corp.	432	5,214
Cathay General Bancorp	1,176	20,251
Central Pacific Financial Corp.*	72	1,024
Chemical Financial Corp.	912	20,128
CIT Group, Inc.*	576	21,802
Citizens Republic Bancorp, Inc.*	1,464	24,698
City Holding Co.	552	18,409
City National Corp./CA	1,752	93,311
CoBiz Financial, Inc.	552	3,450
Columbia Banking Systems, Inc.	600	12,294
Comerica, Inc.	432	13,833
Commerce Bancshares, Inc./MO	168	6,737
Community Bank System, Inc.	1,488	41,842
Community Trust Bancorp, Inc.	504	16,103

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Commercial Banks – (continued)
Cullen/Frost Bankers, Inc.	168	$9,905
CVB Financial Corp.	3,432	39,708
Eagle Bancorp, Inc.*	288	5,123
East West Bancorp, Inc.	432	9,837
Enterprise Financial Services Corp.	696	8,415
Fifth Third Bancorp	2,088	29,712
Financial Institutions, Inc.	504	8,528
First Busey Corp.	2,952	13,697
First Citizens BancShares, Inc./NC, Class A	72	12,478
First Commonwealth Financial Corp.	3,792	24,382
First Community Bancshares, Inc./VA	576	7,713
First Connecticut Bancorp, Inc./CT	240	3,166
First Financial Bancorp	2,088	35,099
First Financial Bankshares, Inc.	480	16,243
First Financial Corp./IN	408	12,240
First Horizon National Corp.	9,360	85,925
First Interstate Bancsystem, Inc.	528	7,439
First Merchants Corp.	408	5,031
First Midwest Bancorp, Inc./IL	1,104	11,758
First Niagara Financial Group, Inc.	648	5,793
First Republic Bank/CA*	216	7,134
FirstMerit Corp.	3,960	66,528
FNB Corp./PA	5,136	58,294
Fulton Financial Corp.	7,248	76,031
Glacier Bancorp, Inc.	1,080	16,092
Hancock Holding Co.	2,808	90,361
Hanmi Financial Corp.*	673	7,019
Home BancShares, Inc./AR	384	11,190
Hudson Valley Holding Corp.	264	4,839
Huntington Bancshares, Inc./OH	1,920	12,845
Iberiabank Corp.	456	23,288
Independent Bank Corp./MA	768	21,558
International Bancshares Corp.	2,088	41,196
Investors Bancorp, Inc.*	696	10,746
KeyCorp	2,136	17,173
Lakeland Financial Corp.	528	13,749
M&T Bank Corp.	288	24,846
MainSource Financial Group, Inc.	768	8,978
MB Financial, Inc.	816	16,867

	Shares	Value

Commercial Banks – (continued)
National Penn Bancshares, Inc.	1,920	$17,702
NBT Bancorp, Inc.	1,224	25,153
Old National Bancorp/IN	1,416	18,153
Oriental Financial Group, Inc.	1,560	18,439
Pacific Capital Bancorp N.A.*	72	3,280
PacWest Bancorp	480	11,434
Park National Corp.	480	32,280
Pinnacle Financial Partners, Inc.*	504	9,223
PNC Financial Services Group, Inc.	1,176	77,992
Popular, Inc.*	36,768	65,447
PrivateBancorp, Inc.	960	15,101
Prosperity Bancshares, Inc.	1,704	79,492
Regions Financial Corp.	4,224	28,470
Renasant Corp.	912	14,592
Republic Bancorp, Inc./KY, Class A	360	8,471
S&T Bancorp, Inc.	1,008	18,870
Sandy Spring Bancorp, Inc.	888	15,993
SCBT Financial Corp.	216	7,428
Seacoast Banking Corp of Florida*	1,608	2,605
Signature Bank/NY*	720	47,297
Simmons First National Corp., Class A	240	5,842
Southside Bancshares, Inc.	630	12,852
State Bank Financial Corp.*	1,128	19,458
StellarOne Corp.	336	4,203
Sterling Bancorp/NY	1,272	12,097
Sterling Financial Corp./WA*	408	7,923
Sun Bancorp, Inc./NJ*	1,056	3,052
SunTrust Banks, Inc.	1,560	37,877
Susquehanna Bancshares, Inc.	2,784	28,870
SVB Financial Group*	648	41,530
SY Bancorp, Inc.	456	10,579
Synovus Financial Corp.	26,520	55,692
TCF Financial Corp.	5,472	62,764
Texas Capital Bancshares, Inc.*	552	20,816
Tompkins Financial Corp.	312	11,809
TowneBank/VA	432	5,625
Trustmark Corp.	2,064	52,529
U.S. Bancorp	5,688	182,983
UMB Financial Corp.	1,272	61,120
Umpqua Holdings Corp.	1,728	22,879

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Commercial Banks – (continued)
Union First Market Bankshares Corp.	816	$11,391
United Bankshares, Inc./WV	1,824	48,208
United Community Banks, Inc./GA*	360	3,388
Univest Corp of Pennsylvania	600	9,660
Valley National Bancorp	6,864	86,486
Virginia Commerce Bancorp, Inc.*	1,056	8,268
Washington Banking Co.	624	8,698
Washington Trust Bancorp, Inc.	528	12,498
Webster Financial Corp.	2,688	61,098
Wells Fargo & Co.	11,328	378,695
WesBanco, Inc.	912	18,678
West Coast Bancorp/OR*	648	12,662
Westamerica Bancorp.	432	19,816
Western Alliance Bancorp*	1,224	10,747
Wilshire Bancorp, Inc.*	2,496	13,378
Wintrust Financial Corp.	528	19,077
Zions Bancorp.	528	10,766
		3,441,260
Commercial Services & Supplies – 1.3%
ABM Industries, Inc.	1,608	37,434
ACCO Brands Corp.*	3,906	41,208
American Reprographics Co.*	1,536	8,387
Avery Dennison Corp.	264	8,443
The Brink’s Co.	1,704	43,282
Casella Waste Systems, Inc., Class A*	528	3,184
Cenveo, Inc.*	2,112	6,040
Cintas Corp.	336	13,161
Clean Harbors, Inc.*	144	9,827
Consolidated Graphics, Inc.*	360	14,396
Copart, Inc.*	336	8,874
Corrections Corp of America*	1,512	43,682
Covanta Holding Corp.	1,800	28,890
Deluxe Corp.	1,872	44,572
Encore Capital Group, Inc.*	360	8,532
EnergySolutions, Inc.*	1,224	5,153
EnerNOC, Inc.*	888	5,337
Ennis, Inc.	936	14,751
Fuel Tech, Inc.*	264	1,222

	Shares	Value

Commercial Services & Supplies – (continued)
G&K Services, Inc., Class A	288	$9,464
The Geo Group, Inc.*	2,328	48,213
Healthcare Services Group, Inc.	936	19,862
Herman Miller, Inc.	864	16,874
HNI Corp.	552	13,314
InnerWorkings, Inc.*	432	4,972
Interface, Inc., Class A	864	12,234
Intersections, Inc.	264	3,176
Iron Mountain, Inc.	528	16,035
KAR Auction Services, Inc.*	1,128	20,755
Knoll, Inc.	1,800	26,622
McGrath RentCorp	360	10,591
Metalico, Inc.*	624	2,022
Mine Safety Appliances Co.	480	20,381
Mobile Mini, Inc.*	576	10,863
Multi-Color Corp.	480	10,234
Pitney Bowes, Inc.	432	7,400
Portfolio Recovery Associates, Inc.*	264	18,169
Quad/Graphics, Inc.	816	10,967
R.R. Donnelley & Sons Co.	408	5,104
Republic Services, Inc.	744	20,363
Rollins, Inc.	216	4,590
Schawk, Inc.	384	5,173
Standard Parking Corp.*	240	4,574
Steelcase, Inc., Class A	3,240	27,994
Stericycle, Inc.*	240	20,784
Sykes Enterprises, Inc.*	1,536	24,346
Team, Inc.*	288	8,533
Tetra Tech, Inc.*	936	24,991
TMS International Corp., Class A*	480	5,798
UniFirst Corp.	552	33,540
United Stationers, Inc.	672	19,058
US Ecology, Inc.	264	5,724
Viad Corp.	312	5,641
Waste Connections, Inc.	336	10,829
Waste Management, Inc.	1,176	40,219
		895,784
Communications Equipment – 2.0%
Acme Packet, Inc.*	168	4,716
ADTRAN, Inc.	960	29,299

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Communications Equipment – (continued)
Anaren, Inc.*	288	$5,196
Arris Group, Inc.*	1,944	25,136
Aruba Networks, Inc.*	264	5,576
Aviat Networks, Inc.*	840	2,142
Bel Fuse, Inc., Class B	192	3,416
Black Box Corp.	648	14,651
Brocade Communications Systems, Inc.*	15,912	88,152
Calix, Inc.*	600	4,776
Ciena Corp.*	1,440	21,341
Cisco Systems, Inc.	15,840	319,176
Comtech Telecommunications Corp.	384	11,873
Comverse Technology, Inc.*	3,216	20,743
Digi International, Inc.*	384	3,564
EchoStar Corp., Class A*	624	18,127
Emulex Corp.*	1,320	11,458
Extreme Networks*	3,768	14,431
F5 Networks, Inc.*	240	32,143
Finisar Corp.*	1,344	22,203
Globecomm Systems, Inc.*	336	4,764
Harmonic, Inc.*	1,704	8,043
Harris Corp.	288	13,116
Infinera Corp.*	1,584	11,341
InterDigital, Inc.	696	19,293
Ixia*	744	9,374
JDS Uniphase Corp.*	648	7,873
Juniper Networks, Inc.*	1,536	32,917
Loral Space & Communications, Inc.	432	26,806
Motorola Mobility Holdings, Inc.*	840	32,609
Motorola Solutions, Inc.	888	45,315
NETGEAR, Inc.*	552	21,252
Oclaro, Inc.*	1,968	5,648
Oplink Communications, Inc.*	312	4,942
Plantronics, Inc.	696	26,671
Polycom, Inc.*	552	7,325
Procera Networks, Inc.*	240	4,982
QUALCOMM, Inc.	5,016	320,221
Riverbed Technology, Inc.*	456	8,997
ShoreTel, Inc.*	360	1,724
Sonus Networks, Inc.*	3,120	8,830

	Shares	Value

Communications Equipment – (continued)
Sycamore Networks, Inc.*	288	$4,490
Symmetricom, Inc.*	648	3,603
Tellabs, Inc.	12,048	45,421
Ubiquiti Networks, Inc.*	144	4,755
ViaSat, Inc.*	624	30,139
Westell Technologies, Inc., Class A*	816	1,860
		1,370,430
Computers & Peripherals – 3.5%
3D Systems Corp.*	624	18,402
Apple, Inc.*	2,712	1,584,459
Avid Technology, Inc.*	432	3,754
Cray, Inc.*	480	5,352
Datalink Corp.*	120	1,222
Dell, Inc.*	3,720	60,896
Diebold, Inc.	2,328	91,840
Electronics for Imaging, Inc.*	696	12,424
EMC Corp.*	5,976	168,583
Fusion-io, Inc.*	816	20,930
Hewlett-Packard Co.	4,464	110,529
Imation Corp.*	1,296	7,517
Immersion Corp.*	432	2,354
Intermec, Inc.*	768	4,086
Intevac, Inc.*	336	2,708
Lexmark International, Inc., Class A	2,880	86,688
NCR Corp.*	360	8,460
NetApp, Inc.*	1,080	41,936
OCZ Technology Group, Inc.*	1,176	6,938
QLogic Corp.*	3,864	66,654
Quantum Corp.*	3,480	8,282
SanDisk Corp.*	528	19,541
Seagate Technology PLC	936	28,791
Silicon Graphics International Corp.*	456	4,305
STEC, Inc.*	624	5,173
Stratasys, Inc.*	312	15,977
Super Micro Computer, Inc.*	384	6,778
Synaptics, Inc.*	504	15,478
Western Digital Corp.*	528	20,492
		2,430,549

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Construction & Engineering – 0.4%
AECOM Technology Corp.*	240	$5,297
Aegion Corp.*	576	10,512
Comfort Systems USA, Inc.	576	6,094
Dycom Industries, Inc.*	528	12,350
EMCOR Group, Inc.	984	28,851
Fluor Corp.	504	29,106
Furmanite Corp.*	552	3,455
Granite Construction, Inc.	528	14,700
Great Lakes Dredge & Dock Corp.	2,112	15,650
Jacobs Engineering Group, Inc.*	360	15,779
KBR, Inc.	336	11,377
Layne Christensen Co.*	720	14,796
MasTec, Inc.*	960	16,694
Michael Baker Corp.*	312	7,029
MYR Group, Inc.*	312	5,217
Northwest Pipe Co.*	144	2,997
Orion Marine Group, Inc.*	504	3,488
Pike Electric Corp.*	264	2,170
Primoris Services Corp.	984	14,189
Quanta Services, Inc.*	600	13,272
The Shaw Group, Inc.*	1,104	33,418
Sterling Construction Co., Inc.*	336	3,289
Tutor Perini Corp.*	1,176	17,887
URS Corp.	168	6,940
		294,557
Construction Materials – 0.1%
Eagle Materials, Inc.	672	23,668
Martin Marietta Materials, Inc.	144	11,935
Texas Industries, Inc.	360	12,099
Vulcan Materials Co.	336	14,384
		62,086
Consumer Finance – 0.8%
American Express Co.	3,048	183,520
Capital One Financial Corp.	1,176	65,244
Cash America International, Inc.	1,080	50,490
Credit Acceptance Corp.*	96	9,027
DFC Global Corp.*	672	11,746
Discover Financial Services	1,224	41,494

	Shares	Value

Consumer Finance – (continued)
Ezcorp, Inc., Class A*	1,584	$42,435
First Cash Financial Services, Inc.*	432	17,695
Green Dot Corp., Class A*	312	8,234
Nelnet, Inc., Class A	1,008	26,027
Netspend Holdings, Inc.*	528	4,029
SLM Corp.	1,152	17,084
World Acceptance Corp.*	552	36,713
		513,738
Containers & Packaging – 0.3%
AEP Industries, Inc.*	144	5,021
Aptargroup, Inc.	216	11,774
Ball Corp.	480	20,045
Bemis Co., Inc.	240	7,774
Boise, Inc.	4,392	33,555
Crown Holdings, Inc.*	336	12,425
Graphic Packaging Holding Co.*	4,848	25,937
Greif, Inc., Class A	864	46,345
Myers Industries, Inc.	600	9,918
Owens-Illinois, Inc.*	360	8,370
Packaging Corp of America	240	7,006
Rock-Tenn Co., Class A	144	8,976
Sealed Air Corp.	408	7,825
Silgan Holdings, Inc.	144	6,317
Sonoco Products Co.	240	7,951
		219,239
Distributors – 0.1%
Core-Mark Holding Co., Inc.	408	15,749
Genuine Parts Co.	432	27,985
LKQ Corp.*	432	14,450
Pool Corp.	720	26,575
VOXX International Corp.*	768	9,746
		94,505
Diversified Consumer Services – 0.7%
American Public Education, Inc.*	264	9,166
Apollo Group, Inc., Class A*	432	15,215
Ascent Capital Group, Inc., Class A*	216	11,124
Bridgepoint Education, Inc.*	672	14,488

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Diversified Consumer Services – (continued)
Capella Education Co.*	480	$15,701
Career Education Corp.*	2,232	15,914
Coinstar, Inc.*	456	28,632
Corinthian Colleges, Inc.*	2,784	10,691
DeVry, Inc.	144	4,630
Education Management Corp.*	72	893
Grand Canyon Education, Inc.*	552	9,599
H&R Block, Inc.	672	9,878
Hillenbrand, Inc.	2,280	47,743
ITT Educational Services, Inc.*	984	64,964
K12, Inc.*	528	13,464
Lincoln Educational Services Corp.	816	5,990
Matthews International Corp., Class A	432	12,960
Regis Corp.	2,112	38,755
School Specialty, Inc.*	600	1,962
Service Corp. International	3,528	40,854
Sotheby’s	192	7,550
Steiner Leisure Ltd.*	216	10,143
Stewart Enterprises, Inc., Class A	1,200	7,584
Strayer Education, Inc.	432	42,630
Universal Technical Institute, Inc.	336	4,032
Weight Watchers International, Inc.	96	7,292
		451,854
Diversified Financial Services – 1.6%
Bank of America Corp.	29,664	240,575
CBOE Holdings, Inc.	1,344	35,535
Citigroup, Inc.	6,648	219,650
CME Group, Inc.	192	51,038
Compass Diversified Holdings	1,440	21,139
Gain Capital Holdings, Inc.	456	2,339
Interactive Brokers Group, Inc., Class A	1,464	22,209
IntercontinentalExchange, Inc.*	216	28,737
JPMorgan Chase & Co.	8,616	370,316
Leucadia National Corp.	432	10,740
MarketAxess Holdings, Inc.	504	17,292
Moody’s Corp.	576	23,587
MSCI, Inc., Class A*	336	12,294

	Shares	Value

Diversified Financial Services – (continued)
The NASDAQ OMX Group, Inc.*	312	$7,666
NewStar Financial, Inc.*	480	5,698
NYSE Euronext	576	14,832
PHH Corp.*	2,040	31,620
Pico Holdings, Inc.*	336	8,067
		1,123,334
Diversified Telecommunication Services – 1.5%
8x8, Inc.*	960	3,965
AboveNet, Inc.*	360	29,941
Alaska Communications Systems Group, Inc.	672	1,720
AT&T, Inc.	13,488	443,890
Atlantic Tele-Network, Inc.	144	4,905
Boingo Wireless, Inc.*	264	2,780
Cbeyond, Inc.*	456	2,932
CenturyLink, Inc.	1,368	52,750
Cincinnati Bell, Inc.*	7,224	27,451
Cogent Communications Group, Inc.*	696	13,036
Consolidated Communications Holdings, Inc.	384	7,430
Fairpoint Communications, Inc.*	792	3,667
Frontier Communications Corp.	2,880	11,635
General Communication, Inc., Class A*	528	4,013
HickoryTech Corp.	648	6,435
IDT Corp., Class B	720	6,062
inContact, Inc.*	840	4,578
Iridium Communications, Inc.*	1,680	14,767
Level 3 Communications, Inc.*	480	11,069
Neutral Tandem, Inc.*	480	5,578
Premiere Global Services, Inc.*	888	7,948
SureWest Communications	216	4,877
Towerstream Corp.*	936	4,296
tw telecom inc*	432	9,409
Verizon Communications, Inc.	8,328	336,285
Vonage Holdings Corp.*	5,496	11,212
Windstream Corp.	1,272	14,297
		1,046,928

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Electric Utilities – 1.8%
ALLETE, Inc.	1,176	$48,463
American Electric Power Co., Inc.	1,080	41,947
Central Vermont Public Service Corp.	240	8,460
Cleco Corp.	2,232	91,066
Duke Energy Corp.	2,952	63,261
Edison International	672	29,575
El Paso Electric Co.	648	19,855
The Empire District Electric Co.	1,536	31,519
Entergy Corp.	384	25,175
Exelon Corp.	1,862	72,637
FirstEnergy Corp.	936	43,823
Great Plains Energy, Inc.	312	6,371
Hawaiian Electric Industries, Inc.	3,480	92,359
IDACORP, Inc.	1,800	73,332
ITC Holdings Corp.	144	11,154
MGE Energy, Inc.	432	19,760
NextEra Energy, Inc.	936	60,232
Northeast Utilities	784	28,828
NV Energy, Inc.	528	8,791
OGE Energy Corp.	216	11,655
Otter Tail Corp.	552	12,122
Pepco Holdings, Inc.	504	9,536
Pinnacle West Capital Corp.	240	11,604
PNM Resources, Inc.	2,856	53,578
Portland General Electric Co.	2,736	70,671
PPL Corp.	1,296	35,446
Progress Energy, Inc.	648	34,486
The Southern Co.	2,496	114,666
UIL Holdings Corp.	1,848	63,516
UniSource Energy Corp.	1,344	48,922
Unitil Corp.	216	5,715
Westar Energy, Inc.	264	7,574
		1,256,099
Electrical Equipment – 1.1%
A123 Systems, Inc.*	1,512	1,542
Acuity Brands, Inc.	648	36,009
American Superconductor Corp.*	1,440	5,947
AMETEK, Inc.	456	22,951

	Shares	Value

Electrical Equipment – (continued)
AZZ, Inc.	216	$11,169
The Babcock & Wilcox Co.*	336	8,266
Belden, Inc.	720	25,042
Brady Corp., Class A	1,800	55,854
Capstone Turbine Corp.*	3,864	4,212
Coleman Cable, Inc.*	264	2,244
Cooper Industries PLC	480	30,034
Emerson Electric Co.	2,160	113,486
Encore Wire Corp.	288	7,341
EnerSys*	1,824	63,749
Franklin Electric Co., Inc.	288	14,443
FuelCell Energy, Inc.*	1,704	2,113
Generac Holdings, Inc.*	456	10,980
General Cable Corp.*	1,896	55,818
Global Power Equipment Group, Inc.*	216	5,402
GrafTech International Ltd.*	1,968	23,104
Hubbell, Inc., Class B	144	11,555
II-VI, Inc.*	792	16,165
LSI Industries, Inc.	336	2,302
Polypore International, Inc.*	624	23,306
Powell Industries, Inc.*	144	4,696
Preformed Line Products Co.	120	6,928
Regal-Beloit Corp.	1,560	105,518
Rockwell Automation, Inc.	408	31,555
Roper Industries, Inc.	288	29,347
Thermon Group Holdings, Inc.*	240	5,333
Thomas & Betts Corp.*	144	10,355
Valence Technology, Inc.*	2,352	1,717
Vicor Corp.	288	2,007
		750,490
Electronic Equipment, Instruments & Components – 1.6%
Aeroflex Holding Corp.*	696	7,795
Agilysys, Inc.*	408	3,574
Amphenol Corp., Class A	504	29,302
Anixter International, Inc.*	1,104	75,712
Arrow Electronics, Inc.*	264	11,101
Avnet, Inc.*	336	12,123
AVX Corp.	1,992	25,298
Badger Meter, Inc.	216	7,979

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Benchmark Electronics, Inc.*	2,160	$34,301
Brightpoint, Inc.*	2,472	15,129
Checkpoint Systems, Inc.*	600	6,576
Cognex Corp.	576	23,184
Coherent, Inc.*	384	20,198
Corning, Inc.	3,504	50,282
CTS Corp.	1,248	13,391
Daktronics, Inc.	576	4,689
DDi Corp.	672	8,722
Dolby Laboratories, Inc., Class A*	144	5,649
DTS, Inc.*	264	8,237
Echelon Corp.*	504	2,197
Electro Rent Corp.	384	5,983
Electro Scientific Industries, Inc.	360	5,134
Fabrinet*	696	11,707
FARO Technologies, Inc.*	240	13,435
FEI Co.*	600	30,102
FLIR Systems, Inc.	456	10,242
Ingram Micro, Inc., Class A*	360	7,006
Insight Enterprises, Inc.*	1,632	33,146
IPG Photonics Corp.*	72	3,485
Itron, Inc.*	1,464	59,731
Jabil Circuit, Inc.	456	10,693
Kemet Corp.*	1,608	13,684
LeCroy Corp.*	240	2,482
Littelfuse, Inc.	336	21,057
Maxwell Technologies, Inc.*	408	3,880
Measurement Specialties, Inc.*	216	7,718
Mercury Computer Systems, Inc.*	456	6,019
Methode Electronics, Inc.	552	4,664
Molex, Inc.	144	3,973
Molex, Inc., Class A	168	3,847
MTS Systems Corp.	240	11,513
Multi-Fineline Electronix, Inc.*	360	9,536
National Instruments Corp.	264	7,181
NeoPhotonics Corp.*	240	1,135
Newport Corp.*	1,440	24,581
OSI Systems, Inc.*	288	19,256
Park Electrochemical Corp.	288	8,309
Plexus Corp.*	1,296	41,951

	Shares	Value

Electronic Equipment, Instruments & Components – (continued)
Power-One, Inc.*	1,992	$8,526
Pulse Electronics Corp.	1,512	3,099
Radisys Corp.*	864	5,486
RealD, Inc.*	600	7,248
Richardson Electronics Ltd.	216	2,724
Rofin-Sinar Technologies, Inc.*	432	10,886
Rogers Corp.*	240	9,190
Sanmina-SCI Corp.*	2,904	25,846
ScanSource, Inc.*	984	32,433
SYNNEX Corp.*	888	33,824
TE Connectivity Ltd.	960	35,002
Tech Data Corp.*	1,584	85,203
Trimble Navigation Ltd.*	360	19,490
TTM Technologies, Inc.*	1,920	19,834
Universal Display Corp.*	600	26,982
Vishay Intertechnology, Inc.*	5,280	59,242
Zygo Corp.*	240	4,750
		1,136,654
Energy Equipment & Services – 1.9%
Atwood Oceanics, Inc.*	120	5,320
Baker Hughes, Inc.	1,248	55,049
Basic Energy Services, Inc.*	1,080	15,552
Bristow Group, Inc.	528	25,793
Cal Dive International, Inc.*	3,552	13,746
Cameron International Corp.*	696	35,670
CARBO Ceramics, Inc.	48	4,036
Dawson Geophysical Co.*	120	3,222
Diamond Offshore Drilling, Inc.	144	9,871
Dresser-Rand Group, Inc.*	240	11,683
Dril-Quip, Inc.*	96	6,469
Exterran Holdings, Inc.*	2,328	31,451
FMC Technologies, Inc.*	696	32,712
Global Geophysical Services, Inc.*	312	2,986
Gulf Island Fabrication, Inc.	192	5,380
Gulfmark Offshore, Inc., Class A*	408	19,653
Halliburton Co.	2,664	91,162
Helix Energy Solutions Group, Inc.*	1,512	30,860
Helmerich & Payne, Inc.	288	14,800
Hercules Offshore, Inc.*	2,064	10,485
Hornbeck Offshore Services, Inc.*	480	19,982

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
ION Geophysical Corp.*	1,776	$11,065
Key Energy Services, Inc.*	2,424	30,688
Lufkin Industries, Inc.	456	35,039
Matrix Service Co.*	960	13,104
McDermott International, Inc.*	672	7,594
Mitcham Industries, Inc.*	456	10,835
Nabors Industries Ltd.*	840	13,986
National Oilwell Varco, Inc.	1,224	92,730
Natural Gas Services Group, Inc.*	192	2,504
Newpark Resources, Inc.*	1,368	8,701
Noble Corp.*	744	28,317
Oceaneering International, Inc.	312	16,109
Oil States International, Inc.*	144	11,460
OYO Geospace Corp.*	72	8,296
Parker Drilling Co.*	4,296	22,210
Patterson-UTI Energy, Inc.	456	7,374
PHI, Inc.*	480	12,782
Pioneer Drilling Co.*	936	7,376
Rowan Cos., Inc.*	360	12,431
RPC, Inc.	216	2,233
Schlumberger Ltd.	3,912	290,036
SEACOR Holdings, Inc.*	336	31,224
Superior Energy Services, Inc.*	2,424	65,254
Tesco Corp.*	480	7,838
TETRA Technologies, Inc.*	1,152	10,034
Tidewater, Inc.	144	7,924
Transocean Ltd.	936	47,165
Union Drilling, Inc.*	192	1,069
Unit Corp.*	768	32,448
Willbros Group, Inc.*	1,824	9,850
		1,303,558
Food & Staples Retailing – 1.5%
The Andersons, Inc.	672	33,869
Casey’s General Stores, Inc.	1,368	77,087
The Chefs’ Warehouse, Inc*	264	6,383
Costco Wholesale Corp.	1,272	112,152
CVS Caremark Corp.	3,024	134,931
The Fresh Market, Inc.*	480	24,562
Harris Teeter Supermarkets, Inc.	672	25,516

	Shares	Value

Food & Staples Retailing – (continued)
Ingles Markets, Inc., Class A	480	$8,347
The Kroger Co.	1,272	29,599
Nash Finch Co.	432	10,843
The Pantry, Inc.*	840	10,718
Pricesmart, Inc.	264	21,791
Rite Aid Corp.*	21,984	31,877
Safeway, Inc.	792	16,101
Spartan Stores, Inc.	840	15,313
SUPERVALU, Inc.	7,704	45,762
Susser Holdings Corp.*	432	11,530
Sysco Corp.	1,704	49,246
United Natural Foods, Inc.*	720	35,489
Walgreen Co.	1,944	68,157
Wal-Mart Stores, Inc.	3,984	234,697
Weis Markets, Inc.	408	18,197
Whole Foods Market, Inc.	456	37,880
		1,060,047
Food Products – 1.7%
Archer-Daniels-Midland Co.	1,392	42,915
B&G Foods, Inc.	768	17,080
Bunge Ltd.	336	21,672
Calavo Growers, Inc.	264	7,572
Cal-Maine Foods, Inc.	240	8,647
Campbell Soup Co.	576	19,486
Chiquita Brands International, Inc.*	1,656	14,076
ConAgra Foods, Inc.	936	24,168
Corn Products International, Inc.	168	9,586
Darling International, Inc.*	4,272	69,975
Dean Foods Co.*	6,672	81,932
Diamond Foods, Inc.	336	7,022
Dole Food Co., Inc.*	1,320	11,194
Flowers Foods, Inc.	312	6,692
Fresh Del Monte Produce, Inc.	1,440	33,365
General Mills, Inc.	1,752	68,135
Green Mountain Coffee Roasters, Inc.*	360	17,550
H.J. Heinz Co.	936	49,898
The Hain Celestial Group, Inc.*	552	26,110
The Hershey Co.	456	30,557
Hormel Foods Corp.	408	11,856

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Food Products – (continued)
J&J Snack Foods Corp.	216	$12,109
The JM Smucker Co.	312	24,845
Kellogg Co.	720	36,410
Kraft Foods, Inc., Class A	5,160	205,729
Lancaster Colony Corp.	288	18,781
McCormick & Co., Inc.	336	18,786
Mead Johnson Nutrition Co.	600	51,336
Omega Protein Corp.*	696	4,983
Pilgrim’s Pride Corp.*	1,969	14,059
Ralcorp Holdings, Inc.*	120	8,737
Sanderson Farms, Inc.	744	38,398
Sara Lee Corp.	1,752	38,614
Seneca Foods Corp., Class A*	168	3,913
Smart Balance, Inc.*	888	5,239
Smithfield Foods, Inc.*	360	7,546
Snyders-Lance, Inc.	936	24,224
Tootsie Roll Industries, Inc.	441	10,500
TreeHouse Foods, Inc.*	528	30,365
Tyson Foods, Inc., Class A	696	12,702
		1,146,764
Gas Utilities – 0.5%
AGL Resources, Inc.	312	12,302
Atmos Energy Corp.	192	6,256
Chesapeake Utilities Corp.	360	15,127
The Laclede Group, Inc.	768	30,244
National Fuel Gas Co.	216	10,221
New Jersey Resources Corp.	672	29,057
Northwest Natural Gas Co.	384	17,549
ONEOK, Inc.	288	24,736
Piedmont Natural Gas Co., Inc.	1,080	32,919
Questar Corp.	504	9,954
South Jersey Industries, Inc.	456	22,458
Southwest Gas Corp.	1,656	69,585
UGI Corp.	240	7,003
WGL Holdings, Inc.	792	31,767
		319,178
Health Care Equipment & Supplies – 2.2%
Abaxis, Inc.*	336	11,968

	Shares	Value

Health Care Equipment & Supplies – (continued)
ABIOMED, Inc.*	504	$12,262
Accuray, Inc.*	936	7,207
Alere, Inc.*	3,120	74,537
Align Technology, Inc.*	912	28,919
Alphatec Holdings, Inc.*	816	1,779
Analogic Corp.	192	13,096
AngioDynamics, Inc.*	384	4,754
Antares Pharma, Inc.*	1,680	5,292
ArthroCare Corp.*	408	10,184
AtriCure, Inc.*	264	2,165
Atrion Corp.	24	5,535
Baxter International, Inc.	1,656	91,759
Becton Dickinson and Co.	600	47,070
Boston Scientific Corp.*	4,416	27,644
C.R. Bard, Inc.	264	26,125
Cantel Medical Corp.	288	6,762
Cardiovascular Systems, Inc.*	264	2,603
CareFusion Corp.*	648	16,790
Cerus Corp.*	936	3,688
Conceptus, Inc.*	384	7,208
CONMED Corp.	432	12,351
The Cooper Cos., Inc.	144	12,696
Covidien PLC	1,440	79,531
Cyberonics, Inc.*	432	16,546
Cynosure, Inc., Class A*	120	2,480
Delcath Systems, Inc.*	720	2,023
DENTSPLY International, Inc.	408	16,752
DexCom, Inc.*	1,104	10,808
Edwards Lifesciences Corp.*	336	27,878
Endologix, Inc.*	792	11,864
Gen-Probe, Inc.*	144	11,743
Greatbatch, Inc.*	840	19,564
Haemonetics Corp.*	384	27,483
Hansen Medical, Inc.*	816	2,579
Hill-Rom Holdings, Inc.	984	31,931
Hologic, Inc.*	768	14,684
ICU Medical, Inc.*	192	10,078
IDEXX Laboratories, Inc.*	168	14,772
Insulet Corp.*	624	11,145
Integra LifeSciences Holdings Corp.*	768	28,593

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Intuitive Surgical, Inc.*	120	$69,384
Invacare Corp.	1,128	17,879
IRIS International, Inc.*	408	5,337
Kensey Nash Corp.	120	3,412
MAKO Surgical Corp.*	552	22,803
Masimo Corp.*	888	19,651
Medtronic, Inc.	3,072	117,350
MELA Sciences, Inc.*	672	3,011
Meridian Bioscience, Inc.	600	12,330
Merit Medical Systems, Inc.*	624	8,249
Natus Medical, Inc.*	432	5,288
Navidea Biopharmaceuticals, Inc.*	1,296	4,043
Neogen Corp.*	360	14,036
NuVasive, Inc.*	600	9,942
NxStage Medical, Inc.*	744	12,648
OraSure Technologies, Inc.*	696	7,983
Orthofix International N.V.*	336	13,850
Palomar Medical Technologies, Inc.*	264	2,297
Quidel Corp.*	432	7,137
ResMed, Inc.*	456	15,509
Rockwell Medical Technologies, Inc.*	408	3,774
RTI Biologics, Inc.*	1,008	3,528
Sirona Dental Systems, Inc.*	168	8,486
Solta Medical, Inc.*	768	2,496
Spectranetics Corp.*	696	7,301
St. Jude Medical, Inc.	960	37,171
Staar Surgical Co.*	456	5,002
STERIS Corp.	816	25,631
Stryker Corp.	864	47,148
SurModics, Inc.*	240	3,550
Symmetry Medical, Inc.*	552	3,925
Synergetics USA, Inc.*	528	3,443
Teleflex, Inc.	1,488	93,253
Thoratec Corp.*	888	30,911
Unilife Corp.*	888	3,801
Varian Medical Systems, Inc.*	336	21,309
Vascular Solutions, Inc.*	384	4,358
Volcano Corp.*	840	22,806

	Shares	Value

Health Care Equipment & Supplies – (continued)
West Pharmaceutical Services, Inc.	504	$22,630
Wright Medical Group, Inc.*	600	11,178
Zimmer Holdings, Inc.	552	34,737
		1,541,425
Health Care Providers & Services – 2.8%
Accretive Health, Inc.*	744	7,485
Aetna, Inc.	840	36,994
Air Methods Corp.*	168	14,130
Almost Family, Inc.*	312	7,607
Amedisys, Inc.*	1,080	15,908
AMERIGROUP Corp.*	120	7,411
AmerisourceBergen Corp.	744	27,684
AMN Healthcare Services, Inc.*	600	4,026
Amsurg Corp.*	1,128	32,441
Assisted Living Concepts, Inc., Class A	312	5,588
Bio-Reference Labs, Inc.*	360	7,675
BioScrip, Inc.*	816	6,047
Brookdale Senior Living, Inc.*	1,608	30,568
Capital Senior Living Corp.*	408	3,954
Cardinal Health, Inc.	1,008	42,608
Catalyst Health Solutions, Inc.*	120	10,364
Centene Corp.*	744	29,455
Chemed Corp.	312	18,826
Chindex International, Inc.*	240	2,345
Cigna Corp.	744	34,395
Community Health Systems, Inc.*	3,312	80,614
Corvel Corp.*	96	4,175
Coventry Health Care, Inc.	336	10,077
Cross Country Healthcare, Inc.*	456	2,102
DaVita, Inc.*	264	23,385
Emeritus Corp.*	456	7,843
The Ensign Group, Inc.	624	16,667
ExamWorks Group, Inc.*	528	6,146
Express Scripts Holding Co.*	2,233	124,579
Gentiva Health Services, Inc.*	1,128	9,340
Hanger Orthopedic Group, Inc.*	1,224	28,825
HCA Holdings, Inc.	384	10,337
Health Management Associates, Inc., Class A*	9,240	66,528

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Health Net, Inc.*	192	$6,837
HealthSouth Corp.*	1,440	32,242
Healthways, Inc.*	1,248	8,324
Henry Schein, Inc.*	264	20,259
HMS Holdings Corp.*	1,272	30,604
Humana, Inc.	384	30,981
IPC The Hospitalist Co., Inc.*	240	9,218
Kindred Healthcare, Inc.*	1,896	18,277
Laboratory Corp of America Holdings*	288	25,312
Landauer, Inc.	144	7,592
LHC Group, Inc.*	600	10,626
LifePoint Hospitals, Inc.*	1,728	67,427
Lincare Holdings, Inc.	3,192	77,885
Magellan Health Services, Inc.*	1,032	45,697
McKesson Corp.	720	65,815
Medcath Corp.*	768	6,059
MEDNAX, Inc.*	144	10,115
Metropolitan Health Networks, Inc.*	1,536	11,489
MModal, Inc.*	1,176	15,006
Molina Healthcare, Inc.*	1,128	28,933
MWI Veterinary Supply, Inc.*	192	18,125
National Healthcare Corp.	384	17,510
Omnicare, Inc.	264	9,198
Owens & Minor, Inc.	2,328	68,071
Patterson Cos., Inc.	288	9,818
PharMerica Corp.*	1,080	12,820
The Providence Service Corp.*	528	7,424
PSS World Medical, Inc.*	792	18,953
Quest Diagnostics, Inc.	360	20,768
Select Medical Holdings Corp.*	2,016	17,277
Skilled Healthcare Group, Inc., Class A*	768	5,891
Sunrise Senior Living, Inc.*	2,040	12,811
Team Health Holdings, Inc.*	432	9,305
Tenet Healthcare Corp.*	15,696	81,462
Triple-S Management Corp., Class B*	744	15,669
U.S. Physical Therapy, Inc.	168	4,096
UnitedHealth Group, Inc.	2,424	136,108

	Shares	Value

Health Care Providers & Services – (continued)
Universal American Corp.*	1,320	$12,118
Universal Health Services, Inc., Class B	192	8,200
Vanguard Health Systems, Inc.*	1,536	13,640
VCA Antech, Inc.*	1,296	30,663
WellCare Health Plans, Inc.*	1,560	95,441
WellPoint, Inc.	816	55,341
		1,945,536
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc.*	552	6,116
athenahealth, Inc.*	552	39,992
Cerner Corp.*	408	33,085
Computer Programs & Systems, Inc.	168	10,011
Epocrates, Inc.*	216	1,758
HealthStream, Inc.*	312	7,151
MedAssets, Inc.*	1,992	25,119
Medidata Solutions, Inc.*	336	8,706
Merge Healthcare, Inc.*	888	3,819
Omnicell, Inc.*	504	7,192
Quality Systems, Inc.	576	21,542
		164,491
Hotels, Restaurants & Leisure – 2.4%
AFC Enterprises, Inc.*	360	6,149
Ameristar Casinos, Inc.	1,176	21,144
Bally Technologies, Inc.*	672	32,626
Biglari Holdings, Inc.*	24	9,752
BJ’s Restaurants, Inc.*	360	15,548
Bob Evans Farms, Inc.	1,104	42,217
Boyd Gaming Corp.*	864	6,644
Bravo Brio Restaurant Group, Inc.*	264	5,333
Brinker International, Inc.	2,904	91,389
Buffalo Wild Wings, Inc.*	288	24,149
Caribou Coffee Co., Inc.*	336	5,514
Carnival Corp.	1,200	38,988
Carrols Restaurant Group, Inc.*	480	7,238
CEC Entertainment, Inc.	696	26,601
The Cheesecake Factory, Inc.*	816	25,704
Chipotle Mexican Grill, Inc.*	96	39,758
Choice Hotels International, Inc.	480	18,058

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Churchill Downs, Inc.	192	$11,397
Cracker Barrel Old Country Store, Inc.	840	48,317
Darden Restaurants, Inc.	312	15,625
Denny’s Corp.*	3,528	14,606
DineEquity, Inc.*	600	29,148
Domino’s Pizza, Inc.	864	32,668
Dunkin’ Brands Group, Inc.	120	3,884
Einstein Noah Restaurant Group, Inc.	192	2,717
Gaylord Entertainment Co.*	624	19,643
Hyatt Hotels Corp., Class A*	120	5,164
International Game Technology	864	13,461
International Speedway Corp., Class A	408	10,889
Interval Leisure Group, Inc.	600	10,368
Isle of Capri Casinos, Inc.*	360	2,250
Jack in the Box, Inc.*	744	16,904
Krispy Kreme Doughnuts, Inc.*	888	6,509
Las Vegas Sands Corp.	1,152	63,924
Life Time Fitness, Inc.*	600	27,936
Marcus Corp.	312	3,903
Marriott International, Inc., Class A	888	34,712
McDonald’s Corp.	3,000	292,350
MGM Resorts International*	888	11,917
Morgans Hotel Group Co.*	456	2,262
Multimedia Games Holding Co., Inc.*	432	4,907
Orient-Express Hotels Ltd., Class A*	1,392	14,880
Panera Bread Co., Class A*	96	15,160
Papa John’s International, Inc.*	288	11,601
Peet’s Coffee & Tea, Inc.*	192	14,749
Penn National Gaming, Inc.*	192	8,636
PF Chang’s China Bistro, Inc.	336	13,336
Pinnacle Entertainment, Inc.*	936	10,390
Red Robin Gourmet Burgers, Inc.*	216	7,703
Royal Caribbean Cruises Ltd.	312	8,539
Ruby Tuesday, Inc.*	2,280	15,504
Ruth’s Hospitality Group, Inc.*	528	3,654
Scientific Games Corp., Class A*	912	9,266

	Shares	Value

Hotels, Restaurants & Leisure – (continued)
Shuffle Master, Inc.*	792	$13,995
Six Flags Entertainment Corp.	816	39,094
Sonic Corp.*	912	6,585
Speedway Motorsports, Inc.	480	8,189
Starbucks Corp.	2,160	123,941
Starwood Hotels & Resorts Worldwide, Inc.	576	34,099
Texas Roadhouse, Inc.	936	16,146
Town Sports International Holdings, Inc.*	384	4,923
Vail Resorts, Inc.	552	22,511
The Wendy’s Co.	4,680	22,792
WMS Industries, Inc.*	864	21,177
Wyndham Worldwide Corp.	360	18,122
Wynn Resorts Ltd.	264	35,218
Yum! Brands, Inc.	1,344	97,749
		1,700,232
Household Durables – 0.8%
American Greetings Corp., Class A	1,368	21,888
Beazer Homes USA, Inc.*	4,464	13,838
Blyth, Inc.	96	8,445
Cavco Industries, Inc.*	96	4,954
DR Horton, Inc.	816	13,342
Ethan Allen Interiors, Inc.	408	9,466
Garmin Ltd.	336	15,836
Harman International Industries, Inc.	192	9,519
Helen of Troy Ltd.*	1,032	35,707
Hovnanian Enterprises, Inc., Class A*	1,224	2,448
iRobot Corp.*	408	9,633
Jarden Corp.	216	9,057
KB Home	2,424	21,040
La-Z-Boy, Inc.*	792	11,935
Leggett & Platt, Inc.	408	8,882
Lennar Corp., Class A	456	12,649
Libbey, Inc.*	288	4,110
M/I Homes, Inc.*	720	9,576
MDC Holdings, Inc.	1,344	37,780
Meritage Homes Corp.*	408	11,583
Mohawk Industries, Inc.*	168	11,259

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Household Durables – (continued)
Newell Rubbermaid, Inc.	648	$11,794
NVR, Inc.*	24	18,815
PulteGroup, Inc.*	12,216	120,205
The Ryland Group, Inc.	672	15,127
Sealy Corp.*	720	1,483
Skullcandy, Inc.*	264	4,256
Standard Pacific Corp.*	1,608	8,136
Tempur-Pedic International, Inc.*	192	11,297
Toll Brothers, Inc.*	432	10,973
Tupperware Brands Corp.	168	10,465
Universal Electronics, Inc.*	552	9,340
Whirlpool Corp.	168	10,755
Zagg, Inc.*	288	3,753
		519,346
Household Products – 1.2%
Central Garden and Pet Co.*	456	4,825
Central Garden and Pet Co., Class A*	1,248	13,341
Church & Dwight Co., Inc.	408	20,726
The Clorox Co.	384	26,918
Colgate-Palmolive Co.	1,368	135,350
Energizer Holdings, Inc.*	168	11,984
Kimberly-Clark Corp.	1,152	90,397
The Procter & Gamble Co.	8,112	516,248
Spectrum Brands Holdings, Inc.*	384	13,252
WD-40 Co.	240	10,819
		843,860
Independent Power Producers & Energy Traders – 0.1%
The AES Corp.*	1,752	21,935
Calpine Corp.*	1,056	19,800
Dynegy, Inc.*	3,840	1,574
GenOn Energy, Inc.*	11,928	25,407
NRG Energy, Inc.*	696	11,832
Ormat Technologies, Inc.	264	5,219
		85,767
Industrial Conglomerates – 1.2%
3M Co.	1,896	169,427

	Shares	Value

Industrial Conglomerates – (continued)
Carlisle Cos., Inc.	192	$10,572
Danaher Corp.	1,656	89,788
General Electric Co.	23,952	468,980
Raven Industries, Inc.	264	15,895
Standex International Corp.	456	20,091
Tyco International Ltd.	1,368	76,786
		851,539
Insurance – 3.8%
ACE Ltd.	768	58,345
Aflac, Inc.	1,056	47,562
Alleghany Corp.*	56	19,202
The Allstate Corp.	1,440	47,995
American Equity Investment Life Holding Co.	2,184	26,776
American Financial Group, Inc./OH	192	7,473
American International Group, Inc.*	984	33,486
American National Insurance Co.	528	37,066
American Safety Insurance Holdings Ltd.*	216	4,089
AMERISAFE, Inc.*	312	8,337
Amtrust Financial Services, Inc.	864	23,535
Aon PLC	960	49,728
Arch Capital Group Ltd.*	384	15,084
Argo Group International Holdings Ltd.	1,128	32,554
Arthur J Gallagher & Co.	312	11,719
Aspen Insurance Holdings Ltd.	2,520	71,366
Assurant, Inc.	216	8,713
Assured Guaranty Ltd.	360	5,105
Axis Capital Holdings Ltd.	360	12,247
Berkshire Hathaway, Inc., Class B*	2,928	235,558
Brown & Brown, Inc.	336	9,062
The Chubb Corp.	888	64,886
Cincinnati Financial Corp.	432	15,388
Citizens, Inc./TX*	600	5,766
CNA Financial Corp.	48	1,470
CNO Financial Group, Inc.*	8,208	59,672
Crawford & Co., Class B	528	2,519
Delphi Financial Group, Inc., Class A	1,776	80,666
eHealth, Inc.*	312	5,529

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	25

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Insurance – (continued)
Employers Holdings, Inc.	552	$9,561
Endurance Specialty Holdings Ltd.	1,464	58,824
Enstar Group Ltd.*	360	33,901
Erie Indemnity Co., Class A	72	5,537
Everest Re Group Ltd.	120	11,892
FBL Financial Group, Inc., Class A	504	14,676
Fidelity National Financial, Inc., Class A	504	9,712
First American Financial Corp.	3,816	63,918
Flagstone Reinsurance Holdings S.A.	1,944	14,580
Genworth Financial, Inc., Class A*	1,080	6,491
Greenlight Capital Re Ltd., Class A*	456	11,354
The Hanover Insurance Group, Inc.	672	27,122
Harleysville Group, Inc.	192	11,508
Hartford Financial Services Group, Inc.	984	20,221
HCC Insurance Holdings, Inc.	240	7,670
Hilltop Holdings, Inc.*	624	4,948
Horace Mann Educators Corp.	1,440	25,272
Infinity Property & Casualty Corp.	192	10,255
Kansas City Life Insurance Co.	168	5,467
Kemper Corp.	1,608	48,224
Lincoln National Corp.	696	17,240
Loews Corp.	1,032	42,446
Maiden Holdings Ltd.	2,256	18,725
Markel Corp.*	24	10,567
Marsh & McLennan Cos., Inc.	1,560	52,182
MBIA, Inc.*	2,352	23,708
Meadowbrook Insurance Group, Inc.	1,920	16,954
Mercury General Corp.	960	43,382
MetLife, Inc.	1,848	66,583
Montpelier Re Holdings Ltd.	2,232	45,801
National Financial Partners Corp.*	1,560	23,010
National Western Life Insurance Co., Class A	72	9,796
The Navigators Group, Inc.*	216	10,260
Old Republic International Corp.	8,760	87,162
OneBeacon Insurance Group Ltd., Class A	360	5,123

	Shares	Value

Insurance – (continued)
PartnerRe Ltd.	144	$10,025
The Phoenix Cos., Inc.*	3,984	8,366
Platinum Underwriters Holdings Ltd.	552	20,214
Presidential Life Corp.	792	9,171
Primerica, Inc.	624	16,368
Principal Financial Group, Inc.	672	18,594
ProAssurance Corp.	1,056	93,023
The Progressive Corp.	1,728	36,806
Protective Life Corp.	3,072	89,887
Prudential Financial, Inc.	1,080	65,383
Reinsurance Group of America, Inc.	168	9,768
RenaissanceRe Holdings Ltd.	144	11,241
RLI Corp.	264	18,184
Safety Insurance Group, Inc.	264	10,520
SeaBright Holdings, Inc.	840	7,552
Selective Insurance Group, Inc.	936	16,371
StanCorp Financial Group, Inc.	1,608	61,715
State Auto Financial Corp.	576	8,254
Stewart Information Services Corp.	288	4,239
Symetra Financial Corp.	2,808	34,145
Torchmark Corp.	240	11,690
Tower Group, Inc.	1,344	29,003
The Travelers Cos., Inc.	1,152	74,097
United Fire Group, Inc.	792	13,638
Universal Insurance Holdings, Inc.	912	3,776
Unum Group	696	16,523
Validus Holdings Ltd.	168	5,460
W.R. Berkley Corp.	288	10,846
White Mountains Insurance Group Ltd.	24	12,552
XL Group PLC	672	14,455
		2,616,836
Internet & Catalog Retail – 0.7%
Amazon.com, Inc.*	1,032	239,321
Blue Nile, Inc.*	216	6,541
Expedia, Inc.	288	12,277
Groupon, Inc.*	144	1,542
HSN, Inc.	624	24,149
Liberty Interactive Corp., Class A*	1,656	31,199
Netflix, Inc.*	144	11,540

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Internet & Catalog Retail – (continued)
Nutrisystem, Inc.	408	$4,725
Orbitz Worldwide, Inc.*	384	1,402
Overstock.com, Inc.*	168	1,013
PetMed Express, Inc.	288	3,879
priceline.com, Inc.*	144	109,558
Shutterfly, Inc.*	480	14,938
TripAdvisor, Inc.*	528	19,805
US Auto Parts Network, Inc.*	216	782
Valuevision Media, Inc., Class A*	600	972
Vitacost.com, Inc.*	264	2,212
		485,855
Internet Software & Services – 1.8%
The Active Network, Inc.*	528	8,870
Akamai Technologies, Inc.*	528	17,213
Ancestry.com, Inc.*	480	12,816
AOL, Inc.*	1,512	37,860
Bankrate, Inc.*	744	17,424
comScore, Inc.*	480	9,562
Constant Contact, Inc.*	432	10,441
Cornerstone OnDemand, Inc.*	432	8,977
CoStar Group, Inc.*	384	27,990
DealerTrack Holdings, Inc.*	624	18,614
Demand Media, Inc.*	576	4,787
Dice Holdings, Inc.*	768	8,279
Digital River, Inc.*	600	11,286
EarthLink, Inc.	3,936	31,960
EasyLink Services International Corp., Class A*	1,200	7,080
eBay, Inc.*	3,216	132,017
Envestnet, Inc.*	336	4,203
Equinix, Inc.*	144	23,645
Google, Inc., Class A*	768	464,817
IAC/InterActiveCorp	216	10,400
InfoSpace, Inc.*	576	6,411
Internap Network Services Corp.*	792	5,576
IntraLinks Holdings, Inc.*	528	2,460
j2 Global, Inc.	696	17,978
Keynote Systems, Inc.	240	4,416
KIT Digital, Inc.*	576	3,905

	Shares	Value

Internet Software & Services – (continued)
Limelight Networks, Inc.*	2,712	$7,431
LinkedIn Corp., Class A*	48	5,206
Liquidity Services, Inc.*	312	16,639
LivePerson, Inc.*	720	11,434
LogMeIn, Inc.*	336	12,099
Marchex, Inc., Class B	384	1,336
Monster Worldwide, Inc.*	1,944	16,777
Move, Inc.*	648	5,638
NIC, Inc.	960	10,742
OpenTable, Inc.*	360	16,103
Openwave Systems, Inc.*	1,464	3,777
Perficient, Inc.*	456	5,477
QuinStreet, Inc.*	1,056	11,099
Rackspace Hosting, Inc.*	312	18,124
RealNetworks, Inc.	456	4,364
Responsys, Inc.*	120	1,534
Saba Software, Inc.*	408	3,966
SciQuest, Inc.*	264	3,920
SPS Commerce, Inc.*	168	4,674
Stamps.com, Inc.*	216	6,270
Travelzoo, Inc.*	120	3,115
United Online, Inc.	3,192	15,130
ValueClick, Inc.*	1,200	25,416
VeriSign, Inc.	480	19,733
VistaPrint N.V.*	600	22,374
Vocus, Inc.*	312	4,034
Web.com Group, Inc.*	432	5,594
WebMD Health Corp.*	912	20,748
XO Group, Inc.*	456	4,227
Yahoo!, Inc.*	3,432	53,333
Zix Corp.*	864	2,445
		1,251,746
IT Services – 3.2%
Accenture PLC, Class A	1,848	120,028
Acxiom Corp.*	1,224	16,805
Alliance Data Systems Corp.*	144	18,503
Amdocs Ltd.*	552	17,664
Automatic Data Processing, Inc.	1,416	78,758
Booz Allen Hamilton Holding Corp.	576	9,850
Broadridge Financial Solutions, Inc.	360	8,356

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
IT Services – (continued)
CACI International, Inc., Class A*	960	$58,685
Cardtronics, Inc.*	648	17,081
Cass Information Systems, Inc.	120	4,914
CIBER, Inc.*	936	3,894
Cognizant Technology Solutions Corp., Class A*	888	65,108
Computer Sciences Corp.	336	9,428
Computer Task Group, Inc.*	312	4,499
Convergys Corp.*	3,816	51,020
CoreLogic, Inc.*	1,584	26,453
CSG Systems International, Inc.*	1,248	17,971
DST Systems, Inc.	1,344	75,237
Euronet Worldwide, Inc.*	864	18,688
ExlService Holdings, Inc.*	408	11,293
Fidelity National Information Services, Inc.	768	25,859
Fiserv, Inc.*	408	28,678
FleetCor Technologies, Inc.*	504	19,933
Forrester Research, Inc.	216	7,657
Gartner, Inc.*	264	11,563
Genpact Ltd.*	288	4,804
Global Cash Access Holdings, Inc.*	1,752	14,804
Global Payments, Inc.	240	11,143
Heartland Payment Systems, Inc.	552	16,819
Higher One Holdings, Inc.*	504	7,948
iGATE Corp.*	456	8,874
International Business Machines Corp.	3,216	665,969
Jack Henry & Associates, Inc.	240	8,150
Lender Processing Services, Inc.	3,072	81,562
Lionbridge Technologies, Inc.*	864	2,376
Mantech International Corp., Class A	840	26,393
Mastercard, Inc., Class A	312	141,108
MAXIMUS, Inc.	528	23,364
ModusLink Global Solutions, Inc.*	1,584	7,841
MoneyGram International, Inc.*	144	2,425
NCI, Inc., Class A*	264	1,309
NeuStar, Inc., Class A*	1,032	37,513
Paychex, Inc.	936	28,997

	Shares	Value

IT Services – (continued)
PRGX Global, Inc.*	408	$2,579
SAIC, Inc.	792	9,631
Sapient Corp.	1,632	19,535
ServiceSource International, Inc.*	600	9,948
Syntel, Inc.	240	14,374
TeleTech Holdings, Inc.*	432	6,545
Teradata Corp.*	480	33,494
TNS, Inc.*	912	18,605
Total System Services, Inc.	576	13,548
Unisys Corp.*	1,416	26,423
VeriFone Systems, Inc.*	312	14,864
Virtusa Corp.*	264	3,984
Visa, Inc., Class A	1,512	185,946
The Western Union Co.	1,824	33,525
Wright Express Corp.*	576	36,760
		2,249,085
Leisure Equipment & Products – 0.2%
Arctic Cat, Inc.*	192	8,494
Brunswick Corp.	1,320	34,703
Callaway Golf Co.	984	6,032
Hasbro, Inc.	360	13,226
JAKKS Pacific, Inc.	408	7,781
LeapFrog Enterprises, Inc.*	744	6,949
Mattel, Inc.	984	33,062
Polaris Industries, Inc.	192	15,253
Smith & Wesson Holding Corp.*	984	8,118
Steinway Musical Instruments, Inc.*	144	3,630
Sturm Ruger & Co., Inc.	288	16,436
		153,684
Life Sciences Tools & Services – 0.5%
Affymetrix, Inc.*	960	4,243
Agilent Technologies, Inc.	1,008	42,517
Bio-Rad Laboratories, Inc., Class A*	96	10,367
Bruker Corp.*	264	3,968
Charles River Laboratories International, Inc.*	768	27,287
Covance, Inc.*	168	7,856
eResearchTechnology, Inc.*	720	5,688
Fluidigm Corp.*	264	4,121

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Life Sciences Tools & Services – (continued)
Illumina, Inc.*	360	$16,031
Life Technologies Corp.*	528	24,478
Luminex Corp.*	624	15,625
Medtox Scientific, Inc.*	120	2,652
Mettler-Toledo International, Inc.*	96	17,215
Pacific Biosciences of California, Inc.*	792	2,138
PAREXEL International Corp.*	888	23,923
PerkinElmer, Inc.	336	9,274
Sequenom, Inc.*	1,920	9,830
Techne Corp.	576	38,557
Thermo Fisher Scientific, Inc.	1,104	61,438
Waters Corp.*	264	22,205
		349,413
Machinery – 2.7%
Accuride Corp.*	720	5,220
Actuant Corp., Class A	2,472	67,411
AGCO Corp.*	216	10,059
Alamo Group, Inc.	168	5,658
Albany International Corp., Class A	960	23,136
Altra Holdings, Inc.*	384	7,020
American Railcar Industries, Inc.*	144	3,885
Ampco-Pittsburgh Corp.	312	5,797
Astec Industries, Inc.*	288	9,012
Barnes Group, Inc.	720	19,008
Blount International, Inc.*	720	11,642
Briggs & Stratton Corp.	1,824	33,014
Cascade Corp.	312	14,686
Caterpillar, Inc.	1,704	175,120
Chart Industries, Inc.*	552	42,189
CIRCOR International, Inc.	264	8,216
CLARCOR, Inc.	768	36,879
Colfax Corp.*	792	26,841
Columbus McKinnon Corp.*	288	4,271
Commercial Vehicle Group, Inc.*	384	4,086
Crane Co.	144	6,355
Cummins, Inc.	504	58,378
Deere & Co.	1,224	100,809
Donaldson Co., Inc.	432	14,973

	Shares	Value

Machinery – (continued)
Douglas Dynamics, Inc.	744	$10,513
Dover Corp.	408	25,565
Dynamic Materials Corp.	192	3,510
Eaton Corp.	984	47,409
EnPro Industries, Inc.*	312	12,920
ESCO Technologies, Inc.	408	14,035
Federal Signal Corp.*	936	4,830
Flowserve Corp.	168	19,308
FreightCar America, Inc.	168	3,629
Gardner Denver, Inc.	144	9,380
The Gorman-Rupp Co.	264	7,603
Graco, Inc.	168	8,956
Graham Corp.	144	3,180
Greenbrier Cos., Inc.*	864	14,904
Harsco Corp.	2,904	64,759
Hurco Cos., Inc.*	96	2,528
IDEX Corp.	240	10,394
Illinois Tool Works, Inc.	1,248	71,610
Ingersoll-Rand PLC	696	29,594
ITT Corp.	192	4,312
John Bean Technologies Corp.	432	6,908
Joy Global, Inc.	312	22,080
Kadant, Inc.*	480	12,418
Kaydon Corp.	480	11,774
Kennametal, Inc.	240	10,135
L.B. Foster Co., Class A	360	9,652
Lincoln Electric Holdings, Inc.	240	11,762
Lindsay Corp.	192	12,824
Lydall, Inc.*	408	4,304
The Manitowoc Co., Inc.	2,040	28,254
Meritor, Inc.*	1,416	9,218
Middleby Corp.*	288	29,223
Miller Industries, Inc.	264	4,330
Mueller Industries, Inc.	576	26,329
Mueller Water Products, Inc., Class A	2,328	8,358
NACCO Industries, Inc., Class A	192	21,786
Navistar International Corp.*	168	5,704
NN, Inc.*	624	4,936
Nordson Corp.	168	9,055
Oshkosh Corp.*	3,264	74,517

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Machinery – (continued)
PACCAR, Inc.	1,056	$45,366
Pall Corp.	336	20,029
Parker Hannifin Corp.	456	39,987
Pentair, Inc.	288	12,482
PMFG, Inc.*	240	3,242
RBC Bearings, Inc.*	336	15,752
Robbins & Myers, Inc.	576	28,057
Sauer-Danfoss, Inc.	240	10,394
Snap-on, Inc.	168	10,507
SPX Corp.	144	11,056
Stanley Black & Decker, Inc.	360	26,338
Sun Hydraulics Corp.	312	7,809
Tecumseh Products Co., Class A*	312	1,192
Tennant Co.	264	11,695
Terex Corp.*	1,704	38,579
Timken Co.	168	9,494
Titan International, Inc.	624	18,027
The Toro Co.	456	32,586
Trimas Corp.*	408	8,980
Trinity Industries, Inc.	1,248	36,941
Twin Disc, Inc.	144	3,158
Valmont Industries, Inc.	336	41,640
Wabash National Corp.*	1,032	8,638
WABCO Holdings, Inc.*	192	12,102
Wabtec Corp.	144	11,200
Watts Water Technologies, Inc., Class A	456	16,790
Woodward, Inc.	864	35,934
		1,904,146
Marine – 0.1%
Alexander & Baldwin, Inc.	624	31,924
Genco Shipping & Trading Ltd.*	1,584	8,475
International Shipholding Corp.	264	5,586
Kirby Corp.*	168	11,150
		57,135
Media – 2.6%
AMC Networks, Inc., Class A*	144	6,120
Arbitron, Inc.	408	15,524

	Shares	Value

Media – (continued)
Belo Corp., Class A	3,456	$23,294
Cablevision Systems Corp., Class A	672	9,959
CBS Corp., Class B	1,824	60,830
Charter Communications, Inc., Class A*	120	7,256
Cinemark Holdings, Inc.	3,528	81,003
Clear Channel Outdoor Holdings, Inc., Class A*	120	908
Comcast Corp., Class A	8,064	243,645
CTC Media, Inc.	888	9,617
Cumulus Media, Inc., Class A*	2,016	7,318
Digital Generation, Inc.*	360	3,341
DIRECTV, Class A*	1,992	98,146
Discovery Communications, Inc., Class A*	408	22,203
Discovery Communications, Inc., Class C*	360	17,888
DISH Network Corp., Class A	456	14,578
DreamWorks Animation SKG, Inc., Class A*	1,032	18,586
E.W. Scripps Co., Class A*	480	4,397
Entercom Communications Corp., Class A*	960	5,942
Fisher Communications, Inc.*	144	4,722
Gannett Co., Inc.	528	7,297
Harte-Hanks, Inc.	1,632	13,709
The Interpublic Group of Cos., Inc.	1,392	16,440
John Wiley & Sons, Inc., Class A	144	6,507
Journal Communications, Inc., Class A*	1,488	6,235
Knology, Inc.*	1,200	23,340
Lamar Advertising Co., Class A*	912	29,020
Liberty Global, Inc.*	360	17,255
Liberty Global, Inc., Class A*	408	20,323
Liberty Media Corp. – Liberty Capital, Class A*	360	31,478
LIN TV Corp., Class A*	1,200	4,740
Live Nation Entertainment, Inc.*	5,736	51,968
The Madison Square Garden Co., Class A*	936	33,668
Martha Stewart Living Omnimedia, Class A	432	1,542

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Media – (continued)
The McClatchy Co., Class A*	1,848	$5,027
The McGraw-Hill Cos., Inc.	864	42,483
Meredith Corp.	1,320	38,056
Morningstar, Inc.	72	4,156
National CineMedia, Inc.	888	12,690
The New York Times Co., Class A*	1,944	12,267
News Corp., Class A	5,256	103,018
News Corp., Class B	1,248	24,760
Omnicom Group, Inc.	816	41,869
Pandora Media, Inc.*	264	2,270
ReachLocal, Inc.*	336	2,540
Regal Entertainment Group, Class A	1,200	16,332
Rentrak Corp.*	120	2,270
Scholastic Corp.	960	29,328
Scripps Networks Interactive, Inc., Class A	264	13,258
Sinclair Broadcast Group, Inc., Class A	1,872	19,244
Sirius XM Radio, Inc.*	11,376	25,710
Time Warner Cable, Inc.	936	75,301
Time Warner, Inc.	2,976	111,481
Valassis Communications, Inc.*	1,704	34,080
Viacom, Inc., Class A	24	1,216
Viacom, Inc., Class B	1,512	70,142
The Walt Disney Co.	4,992	215,205
World Wrestling Entertainment, Inc., Class A	432	3,404
		1,824,906
Metals & Mining – 1.2%
A.M. Castle & Co.*	288	3,856
AK Steel Holding Corp.	1,680	12,466
Alcoa, Inc.	2,544	24,753
Allegheny Technologies, Inc.	312	13,397
Allied Nevada Gold Corp.*	240	7,030
AMCOL International Corp.	408	13,448
Carpenter Technology Corp.	672	37,404
Century Aluminum Co.*	984	9,053
Cliffs Natural Resources, Inc.	336	20,919
Coeur d’Alene Mines Corp.*	3,264	70,339

	Shares	Value

Metals & Mining – (continued)
Commercial Metals Co.	4,176	$61,721
Compass Minerals International, Inc.	120	9,182
Freeport-McMoRan Copper & Gold, Inc.	2,736	104,789
General Moly, Inc.*	984	3,188
Globe Specialty Metals, Inc.	792	10,565
Golden Minerals Co.*	672	5,020
Haynes International, Inc.	192	11,975
Hecla Mining Co.	4,296	18,387
Horsehead Holding Corp.*	648	7,277
Kaiser Aluminum Corp.	240	12,617
Materion Corp.*	312	7,710
McEwen Mining, Inc.*	3,336	12,643
Metals USA Holdings Corp.*	480	7,238
Molycorp, Inc.*	168	4,546
Newmont Mining Corp.	1,536	73,190
Noranda Aluminum Holding Corp.	1,584	16,822
Nucor Corp.	816	31,995
Olympic Steel, Inc.	384	8,114
Reliance Steel & Aluminum Co.	168	9,390
Royal Gold, Inc.	168	10,409
RTI International Metals, Inc.*	456	11,195
Schnitzer Steel Industries, Inc., Class A	888	35,405
Steel Dynamics, Inc.	480	6,130
Stillwater Mining Co.*	4,176	44,808
Titanium Metals Corp.	240	3,545
United States Steel Corp.	408	11,559
Universal Stainless & Alloy*	96	4,454
Walter Energy, Inc.	144	9,549
Worthington Industries, Inc.	1,944	34,681
		800,769
Multiline Retail – 0.5%
Big Lots, Inc.*	168	6,156
Dillard’s, Inc., Class A	72	4,648
Dollar General Corp.*	312	14,808
Dollar Tree, Inc.*	360	36,598
Family Dollar Stores, Inc.	336	22,697
Fred’s, Inc., Class A	1,344	19,246
Gordmans Stores, Inc.*	72	1,529

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Multiline Retail – (continued)
J.C. Penney Co., Inc.	432	$15,578
Kohl’s Corp.	768	38,500
Macy’s, Inc.	960	39,379
Nordstrom, Inc.	456	25,472
Saks, Inc.*	1,848	20,254
Sears Holdings Corp.*	144	7,744
Target Corp.	1,848	107,073
Tuesday Morning Corp.*	1,560	6,302
		365,984
Multi-Utilities – 0.9%
Alliant Energy Corp.	240	10,858
Ameren Corp.	528	17,313
Avista Corp.	2,112	55,841
Black Hills Corp.	624	20,598
CenterPoint Energy, Inc.	1,080	21,827
CH Energy Group, Inc.	288	18,898
CMS Energy Corp.	576	13,242
Consolidated Edison, Inc.	648	38,524
Dominion Resources, Inc.	1,656	86,427
DTE Energy Co.	384	21,650
Integrys Energy Group, Inc.	168	9,179
MDU Resources Group, Inc.	528	12,112
NiSource, Inc.	624	15,382
NorthWestern Corp.	1,296	46,034
PG&E Corp.	912	40,292
Public Service Enterprise Group, Inc.	1,128	35,137
SCANA Corp.	264	12,176
Sempra Energy	504	32,629
TECO Energy, Inc.	456	8,217
Vectren Corp.	2,928	86,230
Wisconsin Energy Corp.	672	24,756
Xcel Energy, Inc.	1,080	29,225
		656,547
Office Electronics – 0.1%
Xerox Corp.	3,144	24,460
Zebra Technologies Corp., Class A*	816	31,653
		56,113

	Shares	Value

Oil, Gas & Consumable Fuels – 5.8%
Abraxas Petroleum Corp.*	1,368	$4,077
Alon USA Energy, Inc.	600	5,424
Alpha Natural Resources, Inc.*	504	8,130
Amyris, Inc.*	312	977
Anadarko Petroleum Corp.	1,440	105,422
Apache Corp.	864	82,892
Apco Oil and Gas International, Inc.	144	6,041
Approach Resources, Inc.*	312	11,195
Arch Coal, Inc.	480	4,685
ATP Oil & Gas Corp.*	648	4,899
Berry Petroleum Co., Class A	768	34,982
Bill Barrett Corp.*	648	15,539
BPZ Resources, Inc.*	1,584	6,415
Cabot Oil & Gas Corp.	624	21,927
Callon Petroleum Co.*	1,512	8,785
Carrizo Oil & Gas, Inc.*	528	14,805
Cheniere Energy, Inc.*	2,376	43,505
Chesapeake Energy Corp.	1,488	27,439
Chevron Corp.	4,512	480,799
Cimarex Energy Co.	192	13,269
Clayton Williams Energy, Inc.*	336	24,709
Clean Energy Fuels Corp.*	768	14,776
Cloud Peak Energy, Inc.*	2,232	34,350
Comstock Resources, Inc.*	720	12,650
Concho Resources, Inc.*	312	33,440
ConocoPhillips	2,856	155,967
CONSOL Energy, Inc.	648	21,540
Contango Oil & Gas Co.*	216	11,720
Continental Resources, Inc.*	168	14,994
Crosstex Energy, Inc.	696	10,370
CVR Energy, Inc.*	3,144	95,452
Delek US Holdings, Inc.	552	8,998
Denbury Resources, Inc.*	1,152	21,934
Devon Energy Corp.	1,128	78,791
El Paso Corp.	2,232	66,223
Endeavour International Corp.*	576	7,189
Energen Corp.	216	11,314
Energy Partners Ltd.*	1,056	17,192
EOG Resources, Inc.	768	84,334
EQT Corp.	432	21,522
Evolution Petroleum Corp.*	312	2,758

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
EXCO Resources, Inc.	432	$3,171
Exxon Mobil Corp.	10,848	936,616
Forest Oil Corp.*	4,104	54,665
FX Energy, Inc.*	792	4,499
Gastar Exploration Ltd.*	1,104	3,102
GeoResources, Inc.*	312	11,766
Gevo, Inc.*	120	1,163
GMX Resources, Inc.*	864	1,184
Goodrich Petroleum Corp.*	408	6,842
Green Plains Renewable Energy, Inc.*	840	6,712
Gulfport Energy Corp.*	624	16,355
Harvest Natural Resources, Inc.*	504	3,468
Hess Corp.	696	36,289
HollyFrontier Corp.	432	13,314
Houston American Energy Corp.*	264	610
Hyperdynamics Corp.*	2,064	1,927
James River Coal Co.*	576	2,857
Kinder Morgan, Inc.	456	16,370
Kodiak Oil & Gas Corp.*	3,840	33,984
Laredo Petroleum Holdings, Inc.*	144	3,804
Magnum Hunter Resources Corp.*	1,896	11,774
Marathon Oil Corp.	1,584	46,475
Marathon Petroleum Corp.	792	32,955
McMoRan Exploration Co.*	1,704	14,995
Murphy Oil Corp.	432	23,747
Newfield Exploration Co.*	312	11,201
Noble Energy, Inc.	504	50,057
Northern Oil and Gas, Inc.*	936	18,186
Oasis Petroleum, Inc.*	216	7,143
Occidental Petroleum Corp.	2,352	214,549
Overseas Shipholding Group, Inc.	984	11,513
Panhandle Oil and Gas, Inc., Class A	168	4,628
Patriot Coal Corp.*	3,336	19,449
Peabody Energy Corp.	792	24,639
Penn Virginia Corp.	1,656	8,479
Petroleum Development Corp.*	360	12,380
Petroquest Energy, Inc.*	888	5,364
Pioneer Natural Resources Co.	336	38,916

	Shares	Value

Oil, Gas & Consumable Fuels – (continued)
Plains Exploration & Production Co.*	408	$16,667
QEP Resources, Inc.	504	15,528
Quicksilver Resources, Inc.*	1,800	8,460
Range Resources Corp.	480	31,997
Rentech, Inc.*	3,312	7,651
Resolute Energy Corp.*	768	8,149
REX American Resources Corp.*	288	7,989
Rex Energy Corp.*	864	9,081
Rosetta Resources, Inc.*	792	39,814
SandRidge Energy, Inc.*	1,104	8,821
Ship Finance International Ltd.	1,536	21,274
SM Energy Co.	192	12,693
Southwestern Energy Co.*	1,008	31,833
Spectra Energy Corp.	1,872	57,545
Stone Energy Corp.*	1,776	49,817
Sunoco, Inc.	360	17,744
Swift Energy Co.*	648	19,602
Targa Resources Corp.	480	23,083
Teekay Corp.	1,512	54,583
Tesoro Corp.*	312	7,254
Ultra Petroleum Corp.*	432	8,536
Uranium Energy Corp.*	1,104	3,257
USEC, Inc.*	1,848	1,555
Vaalco Energy, Inc.*	2,064	18,720
Valero Energy Corp.	1,272	31,418
Venoco, Inc.*	432	4,800
Voyager Oil & Gas, Inc.*	1,056	2,682
W&T Offshore, Inc.	1,320	26,096
Warren Resources, Inc.*	2,928	9,048
Western Refining, Inc.	1,992	37,948
Westmoreland Coal Co.*	408	4,117
Whiting Petroleum Corp.*	336	19,219
The Williams Cos., Inc.	1,704	57,987
World Fuel Services Corp.	168	7,402
		4,048,948
Paper & Forest Products – 0.4%
AbitibiBowater, Inc.*	2,616	34,662
Buckeye Technologies, Inc.	1,464	47,448
Clearwater Paper Corp.*	840	27,695

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Paper & Forest Products – (continued)
Deltic Timber Corp.	192	$11,727
Domtar Corp.	96	8,398
International Paper Co.	912	30,379
KapStone Paper and Packaging Corp.*	1,536	27,740
Louisiana-Pacific Corp.*	1,992	18,028
MeadWestvaco Corp.	384	12,219
Neenah Paper, Inc.	552	15,765
PH Glatfelter Co.	1,680	26,175
Schweitzer-Mauduit International, Inc.	576	39,064
Wausau Paper Corp.	768	6,958
		306,258
Personal Products – 0.3%
Avon Products, Inc.	984	21,254
Elizabeth Arden, Inc.*	408	15,904
The Estee Lauder Cos., Inc., Class A	672	43,915
Herbalife Ltd.	336	23,627
Inter Parfums, Inc.	240	3,780
Medifast, Inc.*	552	10,609
Nature’s Sunshine Products, Inc.*	264	4,087
Nu Skin Enterprises, Inc., Class A	192	10,234
Prestige Brands Holdings, Inc.*	1,824	30,990
Revlon, Inc., Class A*	432	7,379
Schiff Nutrition International, Inc.*	192	3,158
USANA Health Sciences, Inc.*	288	12,010
		186,947
Pharmaceuticals – 3.4%
Abbott Laboratories	4,632	287,462
Akorn, Inc.*	984	11,936
Allergan, Inc.	888	85,248
Auxilium Pharmaceuticals, Inc.*	720	12,902
AVANIR Pharmaceuticals, Inc., Class A*	1,872	5,710
Bristol-Myers Squibb Co.	4,968	165,782
Cadence Pharmaceuticals, Inc.*	576	2,125
Columbia Laboratories, Inc.*	1,056	771
Corcept Therapeutics, Inc.*	912	3,411

	Shares	Value

Pharmaceuticals – (continued)
Depomed, Inc.*	504	$3,069
Durect Corp.*	1,176	823
Eli Lilly & Co.	2,208	91,389
Endo Pharmaceuticals Holdings, Inc.*	264	9,277
Forest Laboratories, Inc.*	576	20,062
Hi-Tech Pharmacal Co., Inc.*	192	6,257
Hospira, Inc.*	384	13,486
Impax Laboratories, Inc.*	984	24,236
ISTA Pharmaceuticals, Inc.*	528	4,778
Jazz Pharmaceuticals PLC*	528	26,944
Johnson & Johnson	8,064	524,886
MAP Pharmaceuticals, Inc.*	384	4,923
The Medicines Co.*	1,968	43,473
Medicis Pharmaceutical Corp., Class A	960	36,931
Merck & Co., Inc.	7,032	275,936
Mylan, Inc.*	960	20,842
Nektar Therapeutics*	1,704	12,985
Obagi Medical Products, Inc.*	288	3,779
Optimer Pharmaceuticals, Inc.*	624	9,235
Pacira Pharmaceuticals, Inc.*	264	2,959
Pain Therapeutics, Inc.*	576	2,333
Par Pharmaceutical Cos., Inc.*	1,320	55,889
Perrigo Co.	240	25,176
Pfizer, Inc.	17,400	398,982
Questcor Pharmaceuticals, Inc.*	888	39,871
Sagent Pharmaceuticals, Inc.*	240	4,318
Salix Pharmaceuticals Ltd.*	792	39,125
Santarus, Inc.*	1,344	8,561
ViroPharma, Inc.*	1,152	25,056
Vivus, Inc.*	1,608	38,946
Warner Chilcott PLC, Class A*	384	8,352
Watson Pharmaceuticals, Inc.*	384	28,938
XenoPort, Inc.*	528	2,413
		2,389,577
Professional Services – 0.6%
Acacia Research Corp.*	672	27,552
The Advisory Board Co.*	240	21,878
CBIZ, Inc.*	1,584	9,615

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Professional Services – (continued)
CDI Corp.	192	$3,406
The Corporate Executive Board Co.	528	21,843
CRA International, Inc.*	168	3,436
The Dolan Co.*	1,032	8,266
The Dun & Bradstreet Corp.	144	11,200
Equifax, Inc.	360	16,495
Exponent, Inc.*	216	10,325
FTI Consulting, Inc.*	624	22,676
GP Strategies Corp.*	312	5,235
Heidrick & Struggles International, Inc.	264	5,148
Hill International, Inc.*	528	1,880
Hudson Global, Inc.*	672	3,656
Huron Consulting Group, Inc.*	336	11,841
ICF International, Inc.*	720	17,957
IHS, Inc., Class A*	144	14,554
Insperity, Inc.	360	9,817
Kelly Services, Inc., Class A	1,104	15,445
Kforce, Inc.*	600	8,682
Korn/Ferry International*	1,752	28,295
Manpower, Inc.	240	10,224
Mistras Group, Inc.*	240	5,633
Navigant Consulting, Inc.*	912	12,695
Nielsen Holdings N.V.*	216	6,311
Odyssey Marine Exploration, Inc.*	1,104	3,356
On Assignment, Inc.*	552	10,328
Resources Connection, Inc.	672	8,723
Robert Half International, Inc.	432	12,874
Towers Watson & Co., Class A	120	7,848
TrueBlue, Inc.*	648	11,184
Verisk Analytics, Inc., Class A*	360	17,622
VSE Corp.	168	3,696
		389,696
Real Estate Investment Trusts (REITs) – 5.1%
Acadia Realty Trust	600	13,908
Agree Realty Corp.	360	8,208
Alexander’s, Inc.	48	18,702
Alexandria Real Estate Equities, Inc.	168	12,587
American Assets Trust, Inc.	456	10,721

	Shares	Value

Real Estate Investment Trusts (REITs) – (continued)
American Campus Communities, Inc.	264	$11,735
American Capital Agency Corp.	576	17,994
American Tower Corp.	1,152	75,548
Annaly Capital Management, Inc.	2,304	37,601
Anworth Mortgage Asset Corp.	4,800	32,352
Apartment Investment & Management Co., Class A	360	9,774
Apollo Commercial Real Estate Finance, Inc.	744	12,001
ARMOUR Residential REIT, Inc.	4,968	34,677
Ashford Hospitality Trust, Inc.	2,472	21,111
Associated Estates Realty Corp.	1,512	25,598
AvalonBay Communities, Inc.	264	38,386
BioMed Realty Trust, Inc.	2,448	48,519
Boston Properties, Inc.	432	46,764
Brandywine Realty Trust	4,872	57,782
BRE Properties, Inc.	216	11,340
Camden Property Trust	216	14,617
Campus Crest Communities, Inc.	456	5,312
CapLease, Inc.	2,448	10,159
Capstead Mortgage Corp.	3,072	42,179
CBL & Associates Properties, Inc.	2,112	39,347
Cedar Realty Trust, Inc.	2,088	10,899
Chatham Lodging Trust	192	2,496
Chesapeake Lodging Trust	480	8,688
Chimera Investment Corp.	2,328	6,728
Colonial Properties Trust	1,320	29,528
Colony Financial, Inc.	1,200	20,388
CommonWealth REIT	3,024	56,700
Coresite Realty Corp.	720	17,935
Corporate Office Properties Trust	1,080	25,434
Cousins Properties, Inc.	3,048	23,957
CreXus Investment Corp.	2,424	25,428
CubeSmart	1,920	24,115
CYS Investments, Inc.	3,984	54,700
DCT Industrial Trust, Inc.	3,696	21,917
DDR Corp.	648	9,590
DiamondRock Hospitality Co.	2,520	26,788
Digital Realty Trust, Inc.	288	21,626
Douglas Emmett, Inc.	456	10,597
Duke Realty Corp.	720	10,670

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
DuPont Fabros Technology, Inc.	936	$25,412
EastGroup Properties, Inc.	408	20,522
Education Realty Trust, Inc.	1,656	18,663
Entertainment Properties Trust	696	33,401
Equity Lifestyle Properties, Inc.	144	10,071
Equity One, Inc.	912	18,951
Equity Residential	864	53,084
Essex Property Trust, Inc.	96	15,165
Excel Trust, Inc.	552	6,619
Extra Space Storage, Inc.	1,416	42,976
Federal Realty Investment Trust	192	19,327
FelCor Lodging Trust, Inc.*	1,872	7,900
First Industrial Realty Trust, Inc.*	1,200	14,808
First Potomac Realty Trust	744	9,255
Franklin Street Properties Corp.	1,104	11,117
General Growth Properties, Inc.	1,104	19,651
Getty Realty Corp.	1,056	16,706
Gladstone Commercial Corp.	312	5,301
Glimcher Realty Trust	1,608	15,903
Government Properties Income Trust	552	12,817
Gramercy Capital Corp./NY*	1,560	4,009
Hatteras Financial Corp.	3,384	98,576
HCP, Inc.	1,176	48,745
Health Care REIT, Inc.	648	36,716
Healthcare Realty Trust, Inc.	1,176	25,261
Hersha Hospitality Trust	5,616	32,292
Highwoods Properties, Inc.	1,080	37,508
Home Properties, Inc.	768	46,886
Hospitality Properties Trust	360	9,929
Host Hotels & Resorts, Inc.	2,040	33,946
Hudson Pacific Properties, Inc.	360	5,699
Inland Real Estate Corp.	2,952	25,387
Invesco Mortgage Capital, Inc.	4,200	74,088
Investors Real Estate Trust	3,096	22,353
iStar Financial, Inc.*	1,296	8,968
Kilroy Realty Corp.	1,032	48,968
Kimco Realty Corp.	1,176	22,826
Kite Realty Group Trust	888	4,538
LaSalle Hotel Properties	1,272	37,410
Lexington Realty Trust	2,064	18,370

	Shares	Value

Real Estate Investment Trusts (REITs) – (continued)
Liberty Property Trust	336	$12,247
LTC Properties, Inc.	456	15,176
The Macerich Co.	384	23,643
Mack-Cali Realty Corp.	264	7,582
Medical Properties Trust, Inc.	2,184	20,486
MFA Financial, Inc.	12,936	95,468
Mid-America Apartment Communities, Inc.	552	37,575
Mission West Properties, Inc.	408	3,582
Monmouth Real Estate Investment Corp., Class A	480	4,925
National Health Investors, Inc.	360	17,809
National Retail Properties, Inc.	1,560	42,713
NorthStar Realty Finance Corp.	4,152	23,666
Omega Healthcare Investors, Inc.	1,536	32,886
One Liberty Properties, Inc.	168	3,177
Parkway Properties, Inc.	792	7,833
Pebblebrook Hotel Trust	768	18,493
Pennsylvania Real Estate Investment Trust	2,016	28,405
PennyMac Mortgage Investment Trust	1,008	20,452
Piedmont Office Realty Trust, Inc., Class A	504	8,941
Plum Creek Timber Co., Inc.	480	20,179
Post Properties, Inc.	912	44,414
Potlatch Corp.	600	18,780
Prologis, Inc.	1,320	47,230
PS Business Parks, Inc.	288	19,656
Public Storage	408	58,450
RAIT Financial Trust	576	2,788
Ramco-Gershenson Properties Trust	576	6,935
Rayonier, Inc.	360	16,326
Realty Income Corp.	360	14,162
Redwood Trust, Inc.	1,152	13,455
Regency Centers Corp.	264	11,869
Resource Capital Corp.	2,712	14,645
Retail Opportunity Investments Corp.	624	7,582
RLJ Lodging Trust	2,352	44,171
Sabra Health Care REIT, Inc.	624	10,446
Saul Centers, Inc.	120	4,801

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Senior Housing Properties Trust	432	$9,539
Simon Property Group, Inc.	840	130,704
SL Green Realty Corp.	240	19,786
Sovran Self Storage, Inc.	408	21,502
Starwood Property Trust, Inc.	4,104	85,651
Strategic Hotels & Resorts, Inc.*	2,232	15,200
Summit Hotel Properties, Inc.	408	3,411
Sun Communities, Inc.	432	18,900
Sunstone Hotel Investors, Inc.*	4,320	44,064
Tanger Factory Outlet Centers	1,296	40,591
Taubman Centers, Inc.	168	12,966
Two Harbors Investment Corp.	7,872	82,341
UDR, Inc.	648	17,062
Universal Health Realty Income Trust	168	6,794
Urstadt Biddle Properties, Inc., Class A	312	6,003
Ventas, Inc.	912	53,617
Vornado Realty Trust	528	45,324
Washington Real Estate Investment Trust	984	29,077
Weingarten Realty Investors	336	8,924
Weyerhaeuser Co.	1,536	31,273
Winthrop Realty Trust	384	4,097
		3,553,004
Real Estate Management & Development – 0.2%
CBRE Group, Inc., Class A*	840	15,800
Forest City Enterprises, Inc., Class A*	2,088	33,304
Forestar Group, Inc.*	528	8,121
Jones Lang LaSalle, Inc.	120	9,593
Kennedy-Wilson Holdings, Inc.	432	6,074
The St. Joe Co.*	1,368	24,391
Tejon Ranch Co.*	216	6,450
		103,733
Road & Rail – 1.0%
Amerco, Inc.	216	21,695
Arkansas Best Corp.	384	5,891
Avis Budget Group, Inc.*	3,768	49,587
Celadon Group, Inc.	336	5,252

	Shares	Value

Road & Rail – (continued)
Con-way, Inc.	816	$26,520
CSX Corp.	3,168	70,678
Dollar Thrifty Automotive Group, Inc.*	432	34,932
Genesee & Wyoming, Inc., Class A*	600	32,346
Heartland Express, Inc.	840	11,617
Hertz Global Holdings, Inc.*	696	10,725
J.B. Hunt Transport Services, Inc.	288	15,935
Kansas City Southern	312	24,030
Knight Transportation, Inc.	864	14,187
Landstar System, Inc.	720	38,570
Marten Transport Ltd.	240	5,057
Norfolk Southern Corp.	1,008	73,513
Old Dominion Freight Line, Inc.*	816	36,288
Quality Distribution, Inc.*	240	2,681
RailAmerica, Inc.*	312	7,232
Roadrunner Transportation Systems, Inc.*	168	2,915
Ryder System, Inc.	96	4,677
Saia, Inc.*	240	4,507
Swift Transportation Co.*	1,200	12,588
Union Pacific Corp.	1,416	159,215
Werner Enterprises, Inc.	768	18,140
Zipcar, Inc.*	408	4,916
		693,694
Semiconductors & Semiconductor Equipment – 2.8%
Advanced Energy Industries, Inc.*	1,416	16,907
Advanced Micro Devices, Inc.*	1,656	12,188
Altera Corp.	936	33,293
Amkor Technology, Inc.*	3,936	20,349
ANADIGICS, Inc.*	1,008	2,228
Analog Devices, Inc.	864	33,679
Applied Materials, Inc.	2,952	35,394
Applied Micro Circuits Corp.*	960	5,357
Atmel Corp.*	1,248	11,070
ATMI, Inc.*	480	10,085
Axcelis Technologies, Inc.*	2,136	2,905
AXT, Inc.*	1,272	6,474
Broadcom Corp., Class A*	1,416	51,826

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Brooks Automation, Inc.	2,400	$28,224
Cabot Microelectronics Corp.	360	12,377
Cavium, Inc.*	720	21,067
Ceva, Inc.*	360	7,952
Cirrus Logic, Inc.*	1,056	28,913
Cohu, Inc.	816	8,960
Cree, Inc.*	312	9,641
Cymer, Inc.*	432	22,395
Cypress Semiconductor Corp.*	504	7,812
Diodes, Inc.*	528	11,769
DSP Group, Inc.*	528	3,453
Entegris, Inc.*	2,280	20,178
Entropic Communications, Inc.*	3,120	13,198
Exar Corp.*	576	4,562
Fairchild Semiconductor International, Inc.*	4,632	65,635
First Solar, Inc.*	144	2,650
FormFactor, Inc.*	768	4,301
GSI Technology, Inc.*	288	1,218
GT Advanced Technologies, Inc.*	4,584	29,842
Hittite Microwave Corp.*	432	23,129
Inphi Corp.*	312	3,167
Integrated Device Technology, Inc.*	2,184	14,786
Integrated Silicon Solution, Inc.*	984	10,450
Intel Corp.	11,544	327,850
International Rectifier Corp.*	1,056	23,052
Intersil Corp., Class A	1,872	19,225
IXYS Corp.*	384	4,785
KLA-Tencor Corp.	384	20,026
Kopin Corp.*	1,008	3,599
Kulicke & Soffa Industries, Inc.*	2,640	34,584
Lam Research Corp.*	288	11,995
Lattice Semiconductor Corp.*	2,040	11,138
Linear Technology Corp.	600	19,626
LSI Corp.*	1,656	13,314
LTX-Credence Corp.*	984	6,790
Marvell Technology Group Ltd.*	1,152	17,292
Maxim Integrated Products, Inc.	840	24,847
MaxLinear, Inc., Class A*	264	1,280
MEMC Electronic Materials, Inc.*	8,328	29,897

	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)
Micrel, Inc.	768	$8,363
Microchip Technology, Inc.	552	19,508
Micron Technology, Inc.*	2,952	19,454
Microsemi Corp.*	1,296	27,890
Mindspeed Technologies, Inc.*	528	2,645
MIPS Technologies, Inc.*	768	5,023
MKS Instruments, Inc.	1,896	52,424
Monolithic Power Systems, Inc.*	504	10,443
Nanometrics, Inc.*	384	5,956
Novellus Systems, Inc.*	168	7,854
NVE Corp.*	72	3,649
NVIDIA Corp.*	1,728	22,464
OmniVision Technologies, Inc.*	2,184	40,229
ON Semiconductor Corp.*	984	8,128
PDF Solutions, Inc.*	408	3,599
Pericom Semiconductor Corp.*	384	3,018
Photronics, Inc.*	2,136	13,222
PLX Technology, Inc.*	264	1,051
PMC - Sierra, Inc.*	8,472	59,897
Power Integrations, Inc.	432	16,364
Rambus, Inc.*	1,560	7,940
RF Micro Devices, Inc.*	4,152	17,978
Rubicon Technology, Inc.*	624	5,897
Rudolph Technologies, Inc.*	1,152	12,442
Semtech Corp.*	984	26,824
Sigma Designs, Inc.*	1,152	6,347
Silicon Image, Inc.*	1,224	7,344
Silicon Laboratories, Inc.*	672	23,849
Skyworks Solutions, Inc.*	528	14,330
Spansion, Inc., Class A*	744	8,973
Standard Microsystems Corp.*	336	8,897
STR Holdings, Inc.*	1,536	5,867
SunPower Corp.*	1,536	8,617
Supertex, Inc.*	168	3,439
Teradyne, Inc.*	432	7,435
Tessera Technologies, Inc.*	1,848	28,903
Texas Instruments, Inc.	3,336	106,552
TriQuint Semiconductor, Inc.*	6,000	29,280
Ultra Clean Holdings, Inc.*	816	5,590
Ultratech, Inc.*	384	12,265
Veeco Instruments, Inc.*	1,416	42,749

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Volterra Semiconductor Corp.*	360	$11,840
Xilinx, Inc.	768	27,940
		1,929,213
Software – 3.4%
Accelrys, Inc.*	840	6,913
ACI Worldwide, Inc.*	648	25,829
Activision Blizzard, Inc.	936	12,046
Actuate Corp.*	720	5,112
Adobe Systems, Inc.*	1,440	48,326
Advent Software, Inc.*	504	13,603
American Software, Inc., Class A	528	4,372
ANSYS, Inc.*	264	17,707
Ariba, Inc.*	288	11,002
Aspen Technology, Inc.*	1,416	28,008
Autodesk, Inc.*	672	26,457
Blackbaud, Inc.	672	20,819
BMC Software, Inc.*	504	20,795
Bottomline Technologies, Inc.*	504	11,859
BroadSoft, Inc.*	336	14,384
CA, Inc.	936	24,729
Cadence Design Systems, Inc.*	960	11,203
Callidus Software, Inc.*	504	3,992
Citrix Systems, Inc.*	552	47,257
CommVault Systems, Inc.*	624	32,492
Compuware Corp.*	3,288	28,671
Concur Technologies, Inc.*	144	8,145
Convio, Inc.*	119	1,904
Digimarc Corp.*	96	2,510
Ebix, Inc.	504	10,307
Electronic Arts, Inc.*	960	14,765
EPIQ Systems, Inc.	480	5,453
ePlus, Inc.*	240	7,118
FactSet Research Systems, Inc.	120	12,583
Fair Isaac Corp.	576	24,710
Fortinet, Inc.*	336	8,776
Glu Mobile, Inc.*	624	2,839
Informatica Corp.*	312	14,358
Interactive Intelligence Group, Inc.*	216	6,407
Intuit, Inc.	816	47,304

	Shares	Value

Software – (continued)
JDA Software Group, Inc.*	624	$18,021
Kenexa Corp.*	360	11,761
Majesco Entertainment Co.*	264	647
Manhattan Associates, Inc.*	312	15,647
Mentor Graphics Corp.*	3,456	49,939
MICROS Systems, Inc.*	240	13,639
Microsoft Corp.	21,912	701,622
MicroStrategy, Inc., Class A*	120	16,774
Mitek Systems, Inc.*	408	2,309
Monotype Imaging Holdings, Inc.*	528	7,492
Netscout Systems, Inc.*	528	10,924
NetSuite, Inc.*	432	19,172
Nuance Communications, Inc.*	672	16,424
Opnet Technologies, Inc.	216	5,003
Oracle Corp.	11,424	335,751
Parametric Technology Corp.*	336	7,251
Pegasystems, Inc.	240	8,926
Progress Software Corp.*	1,008	23,325
PROS Holdings, Inc.*	312	6,143
QLIK Technologies, Inc.*	1,128	32,498
Quest Software, Inc.*	888	20,664
RealPage, Inc.*	480	8,712
Red Hat, Inc.*	552	32,905
Rosetta Stone, Inc.*	192	2,008
Rovi Corp.*	312	8,923
Salesforce.com, Inc.*	360	56,063
Seachange International, Inc.*	432	3,551
SolarWinds, Inc.*	864	40,530
Solera Holdings, Inc.	216	9,707
Sourcefire, Inc.*	432	22,028
SS&C Technologies Holdings, Inc.*	504	11,980
Symantec Corp.*	2,184	36,080
Synchronoss Technologies, Inc.*	456	14,273
Synopsys, Inc.*	432	12,964
Take-Two Interactive Software, Inc.*	1,296	18,274
TeleCommunication Systems, Inc., Class A*	744	1,436
TeleNav, Inc.*	768	5,199
THQ, Inc.*	2,256	1,528
TIBCO Software, Inc.*	480	15,792
TiVo, Inc.*	1,824	19,681

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Software – (continued)
Tyler Technologies, Inc.*	480	$19,176
Ultimate Software Group, Inc.*	384	29,629
VASCO Data Security International, Inc.*	408	3,178
Verint Systems, Inc.*	336	10,161
VirnetX Holding Corp.*	624	15,500
VMware, Inc., Class A*	240	26,813
Wave Systems Corp., Class A*	1,248	1,785
Websense, Inc.*	600	12,444
Zynga, Inc., Class A*	528	4,404
		2,351,411
Specialty Retail – 3.2%
Aaron’s, Inc.	1,056	28,692
Abercrombie & Fitch Co., Class A	264	13,245
Advance Auto Parts, Inc.	216	19,829
Aeropostale, Inc.*	1,248	27,681
American Eagle Outfitters, Inc.	432	7,780
America’s Car-Mart, Inc.*	360	16,538
ANN, Inc.*	768	21,266
Asbury Automotive Group, Inc.*	1,176	32,834
Ascena Retail Group, Inc.*	4,656	95,355
AutoNation, Inc.*	144	4,980
AutoZone, Inc.*	72	28,524
Barnes & Noble, Inc.*	1,488	30,876
bebe stores, inc.	552	4,526
Bed Bath & Beyond, Inc.*	720	50,681
Best Buy Co., Inc.	672	14,831
Big 5 Sporting Goods Corp.	696	5,826
Body Central Corp.*	192	5,831
Brown Shoe Co., Inc.	1,608	14,649
The Buckle, Inc.	408	18,841
Cabela’s, Inc.*	1,776	67,151
CarMax, Inc.*	648	20,004
Casual Male Retail Group, Inc.*	1,560	4,898
The Cato Corp., Class A	1,008	28,053
Charming Shoppes, Inc.*	1,584	9,346
Chico’s FAS, Inc.	2,640	40,550
The Children’s Place Retail Stores, Inc.*	384	17,656

	Shares	Value

Specialty Retail – (continued)
Citi Trends, Inc.*	528	$5,882
Collective Brands, Inc.*	2,232	46,359
Conn’s, Inc.*	576	9,418
Cost Plus, Inc.*	240	4,649
Destination Maternity Corp.	480	9,523
Dick’s Sporting Goods, Inc.	288	14,573
DSW, Inc., Class A	384	21,604
Express, Inc.*	1,128	26,643
The Finish Line, Inc., Class A	1,920	42,739
Foot Locker, Inc.	360	11,012
GameStop Corp., Class A	312	7,101
The Gap, Inc.	768	21,888
Genesco, Inc.*	360	27,000
GNC Holdings, Inc., Class A	168	6,562
Group 1 Automotive, Inc.	864	50,008
Guess?, Inc.	144	4,216
Haverty Furniture Cos, Inc.	288	3,456
hhgregg, Inc.*	816	8,535
Hibbett Sports, Inc.*	408	24,366
The Home Depot, Inc.	4,560	236,162
Hot Topic, Inc.	648	6,350
Jos A Bank Clothiers, Inc.*	408	19,400
Kirkland’s, Inc.*	600	8,784
Lithia Motors, Inc., Class A	816	21,893
Lowe’s Cos., Inc.	3,744	117,824
Ltd. Brands, Inc.	768	38,170
Lumber Liquidators Holdings, Inc.*	360	10,415
MarineMax, Inc.*	360	3,838
The Men’s Wearhouse, Inc.	1,872	69,339
Midas, Inc.*	264	3,036
Monro Muffler Brake, Inc.	456	18,815
Office Depot, Inc.*	10,104	30,716
OfficeMax, Inc.*	3,120	14,508
O’Reilly Automotive, Inc.*	384	40,497
Penske Automotive Group, Inc.	1,632	43,150
The Pep Boys-Manny Moe & Jack	1,896	28,307
PetSmart, Inc.	336	19,575
Pier 1 Imports, Inc.	1,752	30,099
RadioShack Corp.	3,624	18,772
Rent-A-Center, Inc.	2,112	72,252
Ross Stores, Inc.	624	38,432

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Specialty Retail – (continued)
rue21, Inc.*	240	$7,284
Sally Beauty Holdings, Inc.*	360	9,576
Select Comfort Corp.*	840	24,259
Shoe Carnival, Inc.*	540	10,498
Sonic Automotive, Inc., Class A	1,320	22,202
Stage Stores, Inc.	1,272	19,423
Staples, Inc.	1,536	23,654
Stein Mart, Inc.*	1,008	6,471
Systemax, Inc.*	408	7,005
Talbots, Inc.*	2,544	7,530
Teavana Holdings, Inc.*	144	3,008
Tiffany & Co.	360	24,646
TJX Cos., Inc.	2,256	94,098
Tractor Supply Co.	216	21,257
Ulta Salon Cosmetics & Fragrance, Inc.	144	12,698
Urban Outfitters, Inc.*	360	10,426
Vitamin Shoppe, Inc.*	408	19,205
The Wet Seal, Inc., Class A*	1,536	5,053
Williams-Sonoma, Inc.	264	10,214
Zumiez, Inc.*	312	11,438
		2,216,256
Textiles, Apparel & Luxury Goods – 1.0%
Carter’s, Inc.*	768	41,702
Coach, Inc.	840	61,454
Columbia Sportswear Co.	216	10,174
Crocs, Inc.*	1,392	28,118
Deckers Outdoor Corp.*	120	6,121
Fossil, Inc.*	144	18,817
G-III Apparel Group Ltd.*	576	15,466
Hanesbrands, Inc.*	216	6,096
Iconix Brand Group, Inc.*	2,712	41,602
The Jones Group, Inc.	3,120	35,006
K-Swiss, Inc., Class A*	408	1,502
Liz Claiborne, Inc.*	3,456	46,310
Maidenform Brands, Inc.*	360	8,219
Movado Group, Inc.	264	7,484
NIKE, Inc., Class B	1,080	120,820
Oxford Industries, Inc.	216	10,366

	Shares	Value

Textiles, Apparel & Luxury Goods – (continued)
Perry Ellis International, Inc.*	504	$9,430
PVH Corp.	168	14,918
Quiksilver, Inc.*	1,992	6,892
Ralph Lauren Corp.	168	28,941
Skechers U.S.A., Inc., Class A*	1,416	26,437
Steven Madden Ltd.*	576	24,889
True Religion Apparel, Inc.*	384	10,429
Under Armour, Inc., Class A*	120	11,752
Unifi, Inc.*	576	6,405
Vera Bradley, Inc.*	360	9,353
VF Corp.	264	40,141
The Warnaco Group, Inc.*	672	35,589
Wolverine World Wide, Inc.	744	31,211
		715,644
Thrifts & Mortgage Finance – 0.7%
Astoria Financial Corp.	3,240	31,396
Bank Mutual Corp.	936	3,650
BankUnited, Inc.	624	15,350
Beneficial Mutual Bancorp, Inc.*	552	4,786
Berkshire Hills Bancorp, Inc.	768	17,426
Brookline Bancorp, Inc.	1,152	10,345
Capitol Federal Financial, Inc.	2,520	29,761
Dime Community Bancshares, Inc.	1,152	15,967
Doral Financial Corp.*	1,128	2,064
Federal Agricultural Mortgage Corp., Class C	312	7,132
First Pactrust Bancorp, Inc.	120	1,319
Flagstar Bancorp, Inc.*	7,944	6,915
Flushing Financial Corp.	1,152	15,011
Fox Chase Bancorp, Inc.	216	2,748
Hudson City Bancorp, Inc.	1,056	7,455
MGIC Investment Corp.*	6,744	23,334
New York Community Bancorp, Inc.	960	12,950
Northfield Bancorp, Inc./NJ	384	5,361
Northwest Bancshares, Inc.	1,560	19,219
OceanFirst Financial Corp.	624	9,092
Ocwen Financial Corp.*	1,752	26,122
Oritani Financial Corp.	792	11,737
People’s United Financial, Inc.	1,080	13,327
Provident Financial Services, Inc.	2,064	30,341

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
Provident New York Bancorp	576	$4,862
Radian Group, Inc.	2,064	6,440
Rockville Financial, Inc.	192	2,248
Territorial Bancorp, Inc.	216	4,692
TFS Financial Corp.*	264	2,595
TrustCo Bank Corp./ NY	3,360	18,379
United Financial Bancorp, Inc./MD	240	3,850
ViewPoint Financial Group, Inc.	240	3,818
Walker & Dunlop, Inc.*	504	6,577
Washington Federal, Inc.	4,008	70,300
WSFS Financial Corp.	120	4,789
		451,358
Tobacco – 1.2%
Alliance One International, Inc.*	3,192	11,300
Altria Group, Inc.	6,048	194,806
Lorillard, Inc.	408	55,198
Philip Morris International, Inc.	5,088	455,427
Reynolds American, Inc.	984	40,177
Star Scientific, Inc.*	1,728	6,134
Universal Corp.	864	39,597
Vector Group Ltd.	1,896	32,896
		835,535
Trading Companies & Distributors – 0.7%
Aceto Corp.	1,032	9,288
Aircastle Ltd.	1,800	21,870
Applied Industrial Technologies, Inc.	1,416	55,649
Beacon Roofing Supply, Inc.*	696	18,576
CAI International, Inc.*	480	9,917
DXP Enterprises, Inc.*	144	6,245
Fastenal Co.	864	40,452
GATX Corp.	696	29,838
H&E Equipment Services, Inc.*	456	8,801
Houston Wire & Cable Co.	624	7,669
Interline Brands, Inc.*	504	10,604
Kaman Corp.	384	13,202
MSC Industrial Direct Co., Inc., Class A	144	10,614
RSC Holdings, Inc.*	936	22,202

	Shares	Value

Trading Companies & Distributors – (continued)
Rush Enterprises, Inc., Class A*	408	$7,377
TAL International Group, Inc.	984	40,649
Textainer Group Holdings Ltd.	648	22,725
Titan Machinery, Inc.*	264	9,406
United Rentals, Inc.*	936	43,692
W.W. Grainger, Inc.	168	34,914
Watsco, Inc.	384	27,629
WESCO International, Inc.*	648	43,021
		494,340
Water Utilities – 0.1%
American States Water Co.	288	10,495
American Water Works Co., Inc.	384	13,148
Aqua America, Inc.	384	8,721
California Water Service Group	624	11,301
Connecticut Water Service, Inc.	192	5,328
Middlesex Water Co.	240	4,454
SJW Corp.	192	4,627
York Water Co.	384	6,708
		64,782
Wireless Telecommunication Services – 0.3%
Clearwire Corp., Class A*	5,952	8,720
Crown Castle International Corp.*	696	39,400
Leap Wireless International, Inc.*	2,256	12,656
MetroPCS Communications, Inc.*	720	5,256
NII Holdings, Inc.*	504	7,053
NTELOS Holdings Corp.	528	10,676
SBA Communications Corp., Class A*	336	18,057
Shenandoah Telecommunications Co.	360	4,014
Sprint Nextel Corp.*	6,720	16,666
Telephone & Data Systems, Inc.	3,672	89,193
United States Cellular Corp.*	48	1,882
USA Mobility, Inc.	816	10,543
		224,116
Total Common Stocks (Cost $64,028,060)		68,647,380

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY SECURITY – 0.1%
U.S. Treasury Bill 0.00%, due 05/03/12(a) (b)	$100,000	$100,000
Total U.S. Government & Agency Security (Cost $99,987)		100,000
Total Investment Securities (Cost $64,128,047) – 98.8%		68,747,380
Other Assets less Liabilities – 1.2%		850,778
NET ASSETS – 100.0%		$69,598,158

*	Non-income producing security.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.
(a)	Zero coupon security. Rate disclosed is yield as of April 30, 2012.

(b)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,575,998
Aggregate gross unrealized depreciation	(947,629)
Net unrealized appreciation	$4,628,369
Federal income tax cost of investments	$64,119,011

Investment in a company which was affiliated for the period ending April 30, 2012, was as follows:

Security	Value October 31, 2011	Purchases at Cost	Sales at Cost	Value April 30, 2012	Dividend Income	Realized Gain (Loss)
Northern Trust Corp.	$3,157	$23,161	$—	$29,696	$167	$—

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	10	06/15/12	$696,800	$19,318
Mini Russell 2000® Futures Contracts	3	06/15/12	244,470	3,019
				$22,337

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund April 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.4%
Chemicals – 24.1%
Agrium, Inc.	56,953	$5,016,499
CF Industries Holdings, Inc.	27,716	5,350,851
Incitec Pivot Ltd.	557,024	1,896,240
Intrepid Potash, Inc.*	24,167	600,550
Israel Chemicals Ltd.*	163,423	1,871,443
K+S AG	6,591	329,356
Monsanto Co.	155,142	11,818,717
The Mosaic Co.	114,751	6,061,148
Potash Corp. of Saskatchewan, Inc.	294,736	12,529,897
The Scotts Miracle-Gro Co., Class A	14,534	761,581
Sociedad Quimica y Minera de Chile S.A. (ADR)	35,490	2,068,712
Syngenta AG	31,096	10,918,631
Uralkali OJSC (GDR)	230,009	8,705,841
Yara International ASA	64,389	3,155,183
		71,084,649
Containers & Packaging – 0.2%
Sonoco Products Co.	21,463	711,069
Food Products – 7.1%
Archer-Daniels-Midland Co.	177,450	5,470,784
Bunge Ltd.	46,137	2,975,837
China Agri-Industries Holdings Ltd.	507,000	373,825
Cosan S.A. Industria e Comercio	33,800	591,852
Golden Agri-Resources Ltd.	1,859,000	1,104,312
IOI Corp. Bhd	963,300	1,661,740
Kuala Lumpur Kepong Bhd	152,100	1,188,250
Nutreco N.V.	11,153	810,409
PPB Group Bhd	185,900	1,027,180
PT Astra Agro Lestari, Tbk	169,000	393,515
Suedzucker AG	19,266	586,361
Viterra, Inc.	123,539	1,989,479
Wilmar International Ltd.	676,000	2,660,729
		20,834,273
Machinery – 0.4%
Kurita Water Industries Ltd.	50,700	1,245,196

	Shares	Value

Metals & Mining – 27.6%
Agnico-Eagle Mines Ltd.	20,236	$808,252
Alcoa, Inc.	152,100	1,479,933
Anglo American PLC	136,045	5,231,307
AngloGold Ashanti Ltd.	43,940	1,500,054
Barrick Gold Corp.	114,075	4,614,036
BHP Billiton Ltd.	374,504	13,860,140
Cia de Minas Buenaventura S.A. (ADR)	50,700	2,092,389
Cliffs Natural Resources, Inc.	19,266	1,199,501
Compass Minerals International, Inc.	11,154	853,504
Eldorado Gold Corp.	73,346	1,039,368
First Quantum Minerals Ltd.	58,474	1,214,522
Freeport-McMoRan Copper & Gold, Inc.	124,046	4,750,962
Gold Fields Ltd.	87,373	1,114,971
Goldcorp, Inc.	88,725	3,397,406
Grupo Mexico SAB de CV	456,787	1,410,059
IAMGOLD Corp.	49,179	609,791
Iluka Resources Ltd.	46,982	831,480
Impala Platinum Holdings Ltd.	66,079	1,290,008
Kinross Gold Corp.	142,974	1,280,753
MMC Norilsk Nickel OJSC (ADR)	170,703	3,028,271
Newcrest Mining Ltd.	91,091	2,494,036
Newmont Mining Corp.	54,925	2,617,176
Randgold Resources Ltd.	10,647	937,935
Rio Tinto PLC	164,437	9,165,496
Silver Wheaton Corp.	43,264	1,320,757
Sociedad Minera Cerro Verde S.A.A.*	30,251	1,219,115
Southern Copper Corp.	97,015	3,189,853
Sumitomo Metal Mining Co. Ltd.	43,000	568,702
Teck Resources Ltd., Class B	72,163	2,692,371
Xstrata PLC	240,318	4,595,081
Yamana Gold, Inc.	81,627	1,197,202
		81,604,431
Multi-Utilities – 1.4%
ACEA S.p.A.	18,252	105,472
Suez Environnement Co.	116,779	1,646,867
Veolia Environnement S.A.	164,775	2,413,143
		4,165,482

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – 29.4%
Anadarko Petroleum Corp.	20,787	$1,521,816
Apache Corp.	17,576	1,686,241
BG Group PLC	162,578	3,829,353
BP PLC	908,206	6,562,817
Canadian Natural Resources Ltd.	47,320	1,643,831
Cenovus Energy, Inc.	36,842	1,336,895
Chesapeake Energy Corp.	39,884	735,461
Chevron Corp.	87,711	9,346,484
CNOOC Ltd.	676,000	1,441,274
ConocoPhillips	54,080	3,873,750
Devon Energy Corp.	17,914	1,251,293
ENI S.p.A.	147,199	3,267,219
EOG Resources, Inc.	10,647	1,169,147
Exxon Mobil Corp.	175,760	15,175,118
Gazprom OAO (ADR)	122,709	1,416,062
Lukoil OAO (ADR)	34,307	2,104,734
Marathon Oil Corp.	28,561	837,980
NOVATEK OAO (GDR)	6,422	816,236
Occidental Petroleum Corp.	32,617	2,975,323
PetroChina Co. Ltd., Class H	1,352,000	2,049,502
Petroleo Brasileiro S.A. (ADR)	127,933	2,834,995
Repsol YPF S.A.	34,476	659,364
Royal Dutch Shell PLC, Class A	168,773	6,002,207
Sasol Ltd.	28,054	1,337,118
Statoil ASA	48,334	1,289,278
Suncor Energy, Inc.	79,768	2,634,577
Surgutneftegas OJSC (ADR)	160,719	1,603,976
Total S.A.	106,132	5,066,789
Tullow Oil PLC	41,236	1,027,183
Woodside Petroleum Ltd.	32,110	1,167,310
		86,663,333
Paper & Forest Products – 3.3%
Domtar Corp.	7,436	650,501
Duratex S.A.	135,200	799,367
Fibria Celulose S.A.*	84,500	678,480
International Paper Co.	75,881	2,527,596
Louisiana-Pacific Corp.*	20,618	186,593
MeadWestvaco Corp.	31,265	994,852
Mondi PLC	104,611	970,822

	Shares	Value

Paper & Forest Products – (continued)
OJI Paper Co. Ltd.	169,000	$776,793
Stora Enso Oyj	112,216	764,896
UPM-Kymmene Oyj	113,061	1,447,037
		9,796,937
Real Estate Investment Trusts (REITs) – 1.7%
Plum Creek Timber Co., Inc.	34,983	1,470,685
Rayonier, Inc.	26,026	1,180,279
Weyerhaeuser Co.	109,850	2,236,546
		4,887,510
Trading Companies & Distributors – 0.6%
Noble Group Ltd.	1,859,000	1,772,909
Water Utilities – 3.6%
American States Water Co.	7,436	270,968
American Water Works Co., Inc.	51,038	1,747,541
Aqua America, Inc.	45,461	1,032,419
California Water Service Group	15,379	278,514
Cia de Saneamento de Minas Gerais-COPASA	16,900	398,345
CIA Saneamento Basico de Sao Paolo (ADR)	18,135	1,435,567
Pennon Group PLC	114,751	1,371,451
Severn Trent PLC	75,881	2,082,407
United Utilities Group PLC	216,320	2,172,612
		10,789,824
Total Common Stocks (Cost $283,196,436)		293,555,613

Total Investment Securities (Cost $283,196,436) – 99.4%		293,555,613
Other Assets less Liabilities – 0.6%		1,642,684
NET ASSETS – 100.0%		$295,198,297

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,754,101
Aggregate gross unrealized depreciation	(6,457,256)
Net unrealized appreciation	$10,296,845
Federal income tax cost of investments	$283,258,768

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of April 30, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500® Futures Contracts	7	06/15/12	$487,760	$7,916
FTSE 100® Index Futures Contracts	4	06/15/12	371,212	(1,262)
Mini Russell 2000® Futures Contracts	3	06/15/12	244,470	4,781
S&P Toronto Stock Exchange 60® Index Futures Contracts	4	06/14/12	565,535	(3,720)
SPI 200® Futures Contract	1	06/21/12	114,437	3,041
				$10,756

Cash collateral in the amount of $192,336 was pledged to cover margin requirements for open futures contracts as of April 30, 2012.

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in the following countries as of April 30, 2012:

Australia	6.9%
Brazil	2.3
Canada	14.9
Chile	0.7
China	1.2
Finland	0.7
France	3.1
Germany	0.3
Hong Kong	0.7
Indonesia	0.1
Israel	0.6
Italy	1.1
Japan	0.9
Malaysia	1.3
Mexico	0.5
Netherlands	2.3
Norway	1.5
Peru	1.1
Russia	6.0
Singapore	1.3
South Africa	1.8
Spain	0.2
Switzerland	5.3
United Kingdom	11.3
United States	33.3
Other[1]	0.6
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund April 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.6%
U.S. Treasury Inflation Index Notes
1.88%, due 07/15/13	$9,482,634	$9,916,846
2.00%, due 01/15/14	9,863,041	10,469,820
1.25%, due 04/15/14	6,352,245	6,697,115
2.00%, due 07/15/14	8,714,133	9,445,053
1.63%, due 01/15/15	24,036,768	26,121,790
0.50%, due 04/15/15	21,236,464	22,484,550
1.88%, due 07/15/15	18,896,915	21,043,179
2.00%, due 01/15/16	18,530,593	20,951,064
0.13%, due 04/15/16	41,942,288	44,452,271
2.50%, due 07/15/16	8,702,833	10,187,405
2.38%, due 01/15/17	7,518,607	8,858,048
0.13%, due 04/15/17	6,364,859	6,818,355
2.63%, due 07/15/17	5,937,176	7,192,667
1.63%, due 01/15/18	6,878,938	7,988,561
1.38%, due 07/15/18	6,086,456	7,055,876
		219,682,600
Total U.S. Treasury Obligations (Cost $216,239,377)		219,682,600

Total Investment Securities (Cost $216,239,377) – 99.6%		219,682,600
Other Assets less Liabilities – 0.4%		873,093
NET ASSETS – 100.0%		$220,555,693

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,446,206
Aggregate gross unrealized depreciation	(2,983)
Net unrealized appreciation	$3,443,223
Federal income tax cost of investments	$216,239,377

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund April 30, 2012 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.6%
U.S. Treasury Inflation Index Notes
1.88%, due 07/15/15	$5,828,841	$6,490,866
2.00%, due 01/15/16	5,666,427	6,406,577
0.13%, due 04/15/16	12,113,910	12,838,852
2.50%, due 07/15/16	6,735,677	7,884,682
2.38%, due 01/15/17	5,797,004	6,829,741
0.13%, due 04/15/17	21,219,538	22,731,430
2.63%, due 07/15/17	19,794,249	23,979,991
1.63%, due 01/15/18	22,973,261	26,679,017
1.38%, due 07/15/18	20,286,428	23,517,545
2.13%, due 01/15/19	20,147,220	24,426,717
1.88%, due 07/15/19	4,968,725	5,992,942
1.38%, due 01/15/20	6,116,768	7,140,169
1.25%, due 07/15/20	10,355,686	12,038,119
1.13%, due 01/15/21	11,692,602	13,408,201
		200,364,849
Total U.S. Treasury Obligations (Cost $195,419,615)		200,364,849

Total Investment Securities (Cost $195,419,615) – 99.6%		200,364,849
Other Assets less Liabilities – 0.4%		873,940
NET ASSETS – 100.0%		$201,238,789

As of April 30, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,955,180
Aggregate gross unrealized depreciation	(9,946)
Net unrealized appreciation	$4,945,234
Federal income tax cost of investments	$195,419,615

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

Notes to the Financial Statements April 30, 2012 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust currently consists of four operational exchange-traded funds as of April 30, 2012. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (each a “Fund” and collectively the “Funds”) are non-diversified series of the Trust, pursuant to the 1940 Act. The Trust also consists of an additional series, which had not commenced operations as of the date of this report.

The Funds seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). Each Fund is managed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities

(including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The securities and other assets of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ Underlying Index. This difference may adversely affect the Fund’s ability to track its Underlying Index. The FlexShares® Morningstar Global Upstream Natural Resources Index Fund’s securities are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

50	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates fair value.

Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures.

Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

FLEXSHARES SEMIANNUAL REPORT	51

Notes to the Financial Statements (cont.)

The following is a summary of the valuations as of April 30, 2012 for each Fund based upon the three levels defined above. As of April 30, 2012, there were no Level 3 securities. Please refer to the Schedules of Investments to view common stock segregated by industry type where applicable.

	Level 1 — Quoted Prices*		Level 2 — Other Significant Observable Inputs*	Total
	Common Stocks	Futures Contracts	U.S. Treasury Obligations	Investment Securities	Other Financial Instruments including Futures Contracts
FlexShares® Morningstar US Market Factor Tilt Index Fund	$68,647,380	$22,337	$100,000	$68,747,380	$22,337
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	293,555,613	10,756	—	293,555,613	10,756
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	—	—	219,682,600	219,682,600	—
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	—	—	200,364,849	200,364,849	—

*	There were no significant transfers between Level 1 and Level 2 during the six months ended April 30, 2012.

Foreign Securities

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund invests in publicly-traded common stocks of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Fund’s investment also may be in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent the Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent the Fund invests in GDRs, such GDRs will be listed on a foreign exchange. The Fund will not invest in any unlisted

Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

Investing in foreign securities, including Depositary Receipts, may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s foreign investments to decline. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Latin, Central and South America and Africa.

Inflation-Indexed Securities

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund invest in U.S. Treasury Inflation-Protected Securities (“TIPS”). The value of inflation-indexed debt securities is subject to the effects of changes in real interest rates that

52	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

may change as a result of different factors. In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase, and increase when real interest rates decrease. Interest payments on inflation-indexed securities will vary along with changes in the Consumer Price Index for All Urban Consumers (CPI-U) before seasonal adjustment (calculated by the Bureau of Labor Statistics). Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. There can be no assurance that the inflation index used (i.e. CPI-U) will accurately measure the price increase of a certain good or service. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in a calendar year.

Derivative Contracts

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund and FlexShares® Morningstar Global Upstream Natural Resources Index Fund invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect gains or losses, if any, as realized gain (loss) on futures contracts and as unrealized appreciation (depreciation) on futures contracts. As of April 30, 2012, the FlexShares® Morningstar US Market Factor Tilt Index and FlexShares® Morningstar Global Upstream Natural Resources Index Funds had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and

Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These contracts are subject to the risk that the counterparties may be potentially unable to meet the terms of their contracts. A Fund also bears the market risk arising from changes in the value of these financial instruments. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations as realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Exchange Contracts

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Fund, however, does not expect to engage in currency transactions for speculative purposes or for purposes of hedging against declines in the value of a Fund’s assets that are denominated in a foreign currency. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records

FLEXSHARES SEMIANNUAL REPORT	53

Notes to the Financial Statements (cont.)

realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in realized gain (loss) on foreign currency transactions and unrealized gains or losses in unrealized appreciation (depreciation) on forward foreign currency contracts. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2012, the FlexShares® Morningstar Global Upstream Natural Resources Index Fund did not have open forward foreign currency contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Counterparty	Statement of Assets and Liabilities Location	Fund	Value*
Equity Index Futures Contracts	UBS AG	Net Assets — Unrealized Appreciation on futures contracts	FlexShares® Morningstar US Market Factor Tilt Index Fund	$22,337
Equity Index Futures Contracts	UBS AG	Net Assets — Unrealized appreciation on futures contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	10,756

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the assets or liabilities shown on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar US Market Factor Tilt Index Fund	$87,921	$4,471
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	53,620	(9,527)

54	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2012 (cont.)
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Forward foreign currency contracts, Net change in unrealized appreciation (depreciation) on Forward foreign currency transactions	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$(18,681)	$6,410

As of April 30, 2012, the volume of derivative activities for the period was as follows:

	Equity Contracts
Fund	Number of Trades	Average Notional Amount
FlexShares® Morningstar US Market Factor Tilt Index Fund	13	$72,405
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	19	93,864

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2011, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for

FLEXSHARES SEMIANNUAL REPORT	55

Notes to the Financial Statements (cont.)

the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board of Trustees.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares® Morningstar US Market Factor Tilt Index Fund	0.27%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	0.20%

The Investment Adviser may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary waiver in the future at its discretion.

Amounts voluntarily waived by the Investment Adviser may not be recouped by the Investment Adviser. As of April 30, 2012, no advisory fees had been waived.

5. Administration Fees

J.P. Morgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

J.P. Morgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2013. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares® Morningstar US Market Factor Tilt Index Fund and the FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund. At April 30, 2012, there was no income or realized gains or losses related to the DC Plan.

8. Distribution and Service Plan

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor and distributes Creation Units (as defined

56	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. NTI did not pay any 12b-1 fees during the current period.

9. Issuance and Redemption of Fund Shares

The Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees were as follows:

	For the periods ended
Fund	Six Months Ended April 30, 2012	Period Ended October 31, 2011*
FlexShares® Morningstar US Market Factor Tilt Index Fund	$9,000	$3,000
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	21,000	13,500
*	The FlexShares® Morningstar US Market Factor Tilt Index Fund and FlexShares® Morningstar Global Upstream Natural Resources Index Fund commenced investment operations on September 16, 2011.

10. Investment Transactions

For the six months ended April 30, 2012, FlexShares® iBoxx 3-Year Target Duration TIPS Index and FlexShares® iBoxx 5-Year Target Duration TIPS Index Funds invested solely in U.S. Government Securities. The cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the six months ended April 30, 2012, were as follows:

Fund	Purchases	Sales
FlexShares® Morningstar US Market Factor Tilt Index Fund	$1,985,718	$1,235,546
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	19,159,142	14,670,309
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	61,703,584	48,005,773
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	72,115,154	71,209,328

11. In-Kind Transactions

During the six months ended April 30, 2012, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six months ended April 30, 2012, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares® Morningstar US Market Factor Tilt Index Fund	$56,228,373
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	186,610,339
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	75,040,715
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	72,199,934

FLEXSHARES SEMIANNUAL REPORT	57

Notes to the Financial Statements (cont.)

During the six months ended April 30, 2012, the FlexShares® iBoxx 3-Year Target Duration TIPS Index and FlexShares® iBoxx 5-Year Target Duration TIPS Index Funds delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the six months ended April 30, 2012, the fair value of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains(Losses)
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	$11,154,322	$215,976
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	22,401,001	576,042

12. Risk

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

The Funds’ shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

Non-diversification Risk

Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Concentration Risk

To the extent that the investments of the FlexShares® Morningstar Global Upstream Natural Resources Index Fund and FlexShares® Morningstar US Market Factor Tilt Index Fund are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Small Cap Stock Risk

FlexShares® Morningstar Global Upstream Natural Resources Index Fund and FlexShares® Morningstar US Market Factor Tilt Index Fund may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

FlexShares® Morningstar US Market Factor Tilt Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

Global Natural Resource Industry Risk

The FlexShares® Morningstar Global Upstream Natural Resources Index Fund is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. These risks include, but are not limited to, commodity price volatility, world economic growth, depletion of natural resources, technological progress, and government regulations and special risks associated with natural or man-made disasters. As the

58	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

demand for, or prices of, natural resources increase, the value of the Fund’s equity investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

13. Guarantees and Indemnifications

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

14. New Accounting Pronouncements

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 is not expected to have a material impact on the Funds’ financial statement disclosures.

15. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no additional recognized or non-recognized subsequent events relevant for financial statement disclosure.

FLEXSHARES SEMIANNUAL REPORT	59

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and trustee fees. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, April 30, 2012.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an invest ment of $1,000 invested at the beginning of a six month period and held through the period ended, April 30, 2012.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 4/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$1,123.60	$1.43	0.27%
Hypothetical	$1,000.00	$1,023.52	$1.36	0.27%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$1,000.40	$2.39	0.48%
Hypothetical	$1,000.00	$1,022.48	$2.41	0.48%
FlexShares® Morningstar 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,016.30	$1.00	0.20%
Hypothetical	$1,000.00	$1,023.87	$1.01	0.20%

60	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 4/30/12	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,038.90	$1.01	0.20%
Hypothetical	$1,000.00	$1,023.87	$1.01	0.20%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

FLEXSHARES SEMIANNUAL REPORT	61

For More Information

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting the Funds’ Web site at info@flexshares.com or the SEC’s Web site at sec.gov or by calling 1-855-FLEXETF (1-855-353-9383).

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® Global Upstream Natural Resources IndexSM and Morningstar® US Market Factor Tilt IndexSM are service marks of Morningstar, Inc. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively.

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a—3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas President July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas President July 2, 2012

By:	/s/ Randal Rein
Randal Rein Treasurer and Principal Financial Officer July 2, 2012